                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI  64111
--------------------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:       07-31
                           -----------------------------------------------------

Date of reporting period:      07-31-2007
                           -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments logo and text logo]
[livestrong(TM) portfolios text logo]

LIVESTRONG(TM) PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS

Annual Report

LIVESTRONG Income Portfolio
LIVESTRONG 2015 Portfolio
LIVESTRONG 2025 Portfolio
LIVESTRONG 2035 Portfolio
LIVESTRONG 2045 Portfolio

[photo of man]

July 31, 2007

OUR MESSAGE TO YOU

We have the privilege of providing you with the annual report for
LIVESTRONG(TM) Portfolios from American Century Investments® for the 12 months ended July 31, 2007, to help you monitor your investment.

2007 has been an eventful year for the financial markets and for us. While the markets experienced subprime-related turbulence, we've been working to secure a smooth executive leadership transition. In our semiannual report, we announced the promotion of former international equity chief investment officer (CIO) Enrique Chang to overall CIO. One of Enrique's immediate challenges was to hire a new international equity CIO, which he accomplished in May when Mark On joined us from AXA Rosenberg. Enrique also hired Steve
Lurito from MUUS Asset Management LLC in July to fill our vacant U.S. growth equity CIO position.

We also announced the promotion of Jonathan Thomas to chief executive officer, effective March 1. In June, Jonathan hired Barry Fink, who came to us from
Morgan Stanley, as chief operating officer. This completed our leadership transition, and helped make it possible for my son, Jim Stowers III, to step down from the American Century Companies, Inc. (ACC) board of directors at the end of July to focus on his new business ventures. I remain co-chair of the
ACC board with Richard Brown, who has been on the board since 1998 and also co-chairs the Stowers Institute for Medical Research board.

Jim's recent departure, after he relinquished his executive leadership and investment management responsibilities in early 2005, reflects his comfort with the firm's direction and new leadership. As with Jim before them, we've been energized by the skills and experience brought to the leadership team by
Jonathan, Enrique, Barry, Mark, and Steve. They've already had a positive impact on the development and management of the products and services we take pride in delivering to you.

[photo of James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

LIVESTRONG(TM) PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS

FINANCIAL STATEMENTS

OTHER INFORMATION

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

PERFORMANCE
LIVESTRONG Portfolios

Total Returns as of July 31, 2007
                                                    Average Annual
                                                       Returns
                                                        Since         Inception
                                         1 year       Inception          Date

LIVESTRONG INCOME PORTFOLIO
INVESTOR CLASS                           10.51%         7.38%          8/31/04
Institutional Class                      10.73%         7.59%          8/31/04
Advisor Class                            10.13%         7.09%          8/31/04
R Class                                   9.97%         6.84%          8/31/04

LIVESTRONG 2015 PORTFOLIO
INVESTOR CLASS                           12.46%         9.59%          8/31/04
Institutional Class                      12.77%         9.82%          8/31/04
Advisor Class                            12.20%         9.32%          8/31/04
R Class                                  11.92%         9.07%          8/31/04

LIVESTRONG 2025 PORTFOLIO
INVESTOR CLASS                           14.45%         11.43%         8/31/04
Institutional Class                      14.67%         11.67%         8/31/04
Advisor Class                            14.17%         11.17%         8/31/04
R Class                                  13.90%         10.90%         8/31/04

RUSSELL 3000 INDEX(1)                    16.08%         12.80%            --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX(1)(2)         5.55%         3.42%             --

LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)                   5.58%         3.37%             --

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) In September of 2006, LIVESTRONG Portfolios changed their fixed income benchmark from the Lehman Brothers U.S. Aggregate Index to the Citigroup US
Broad Investment-Grade Bond Index. The fund's investment advisor believes this index better represents the fixed income portion of the fund's portfolio composition.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index and the Citigroup US Broad Investment-Grade Bond
Index represent the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG
Portfolio's asset allocations as of July 31, 2007.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of July 31, 2007
                                                   Average Annual
                                                       Returns
                                                        Since         Inception
                                         1 year       Inception         Date

LIVESTRONG 2035 PORTFOLIO
INVESTOR CLASS                           16.86%        13.31%          8/31/04
Institutional Class                      17.07%        13.54%          8/31/04
Advisor Class                            16.67%        13.06%          8/31/04
R Class                                  16.30%        12.77%          8/31/04

LIVESTRONG 2045 PORTFOLIO
INVESTOR CLASS                           18.23%        14.26%          8/31/04
Institutional Class                      18.44%        14.49%          8/31/04
Advisor Class                            17.96%        13.98%          8/31/04
R Class                                  17.58%        13.70%          8/31/04

RUSSELL 3000 INDEX(1)                    16.08%        12.80%            --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX(1)(2)         5.55%         3.42%            --

LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)                   5.58%         3.37%            --

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) In September of 2006, LIVESTRONG Portfolios changed their fixed income benchmark from the Lehman Brothers U.S. Aggregate Index to the Citigroup US
Broad Investment-Grade Bond Index. The fund's investment advisor believes this index better represents the fixed income portion of the fund's portfolio composition.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The Lehman
Brothers U.S. Aggregate Index and the Citigroup US Broad Investment-Grade Bond
Index represent the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG
Portfolio's asset allocations as of July 31, 2007.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio -- Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended July 31
                                                     2005*      2006       2007

LIVESTRONG Income Portfolio -- Investor Class        8.14%      2.99%     10.51%
LIVESTRONG 2015 Portfolio -- Investor Class          11.17%     4.46%     12.46%
LIVESTRONG 2025 Portfolio -- Investor Class          13.57%     5.48%     14.45%
LIVESTRONG 2035 Portfolio -- Investor Class          15.71%     6.45%     16.86%
LIVESTRONG 2045 Portfolio -- Investor Class          16.86%     6.76%     18.23%
Russell 3000 Index                                   16.43%     5.14%     16.08%
Citigroup US Broad Investment-Grade Bond Index       2.99%      1.47%     5.55%
Lehman Brothers U.S. Aggregate Index                 2.83%      1.46%     5.58%

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
LIVESTRONG Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

All five LIVESTRONG Portfolios enjoyed strong results for the year ended July
31, 2007. Returns ranged from 10.51%* for LIVESTRONG Income Portfolio to
18.23% for LIVESTRONG 2045 Portfolio (see pages 2-6 for more detailed performance information). LIVESTRONG Portfolios' performance reflected double-digit gains for stocks, both in the U.S. and overseas, as well as solid gains in the bond market.

Because of LIVESTRONG Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

U.S. stocks produced robust returns during the past year despite an economic slowdown brought on by a sharp decline in the housing market. Corporate earnings growth decelerated -- ending a streak of double-digit quarterly earnings growth for the S&P 500 Index that began in 2002 -- but continued to outshine expectations. In addition, heavy merger activity provided support for stocks thanks to a deluge of leveraged buy-outs from private equity firms.

Although the broad stock indexes returned more than 15% for the one-year period, the market hit a couple of speed bumps over the last six months.
Stocks stumbled in late February, mirroring a drop in the Chinese stock market, but rebounded quickly in early March. The market grew choppy in the last two months and ended the period with a sharp decline as higher energy prices and deteriorating credit conditions -- sparked by problems in the subprime lending industry -- weighed on investor confidence.

Mid-cap stocks led the market's advance, followed by large-cap shares, while small-cap issues lagged. After trailing value stocks for six consecutive years, growth-oriented issues outperformed by a wide margin over the past 12 months.

Market Index Total Returns
For the year ended July 31, 2007

U.S. STOCKS
Russell 1000 (Large-Cap)(1)              16.45%
Russell Midcap(1)                        18.93%
Russell 2000 (Small-Cap)(1)              12.12%

INTERNATIONAL STOCKS
MSCI EAFE                                23.91%
MSCI EM                                  50.94%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(1)         5.58%
10-year U.S. Treasury Note                5.87%
90-Day U.S. Treasury Bill(1)              5.21%

INTERNATIONAL BONDS
Citigroup Non-U.S. World
 Government Bond                          4.86%

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
*All fund returns referenced in this commentary are for Investor Class shares.

------

LIVESTRONG Portfolios

International stocks outperformed the domestic market as improving global economic conditions and a declining U.S. dollar boosted foreign markets. The top performers were emerging markets, with Latin America generating the largest gains. Among developed markets, European bourses posted the best returns, while Japanese shares lagged as a burgeoning economic recovery in the country appeared to stall.

BOND MARKET REVIEW

The U.S. bond market delivered solid gains during the period as interest rates declined overall. The Federal Reserve (the Fed) held short-term interest rates steady throughout the one-year period as economic activity decelerated while inflation remained above the Fed's comfort level, largely because of stubbornly high energy prices.

Although bond yields fluctuated in response to economic data, energy price volatility, and subprime lending woes, yields were little changed overall between July 2006 and June 2007. In July 2007, however, a "flight to quality"
resulting from a worsening credit environment led to a sizable decline in yields, producing higher bond prices.

Underlying Fund Allocations -- Institutional Class as a % of net assets as of
July 31, 2007
                    LIVESTRONG   LIVESTRONG  LIVESTRONG   LIVESTRONG   LIVESTRONG
                      Income        2015        2025         2035         2045
                     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio

NT Equity Growth
Fund                   12.5%       12.1%        12.2%        13.7%        14.8%

NT Growth Fund         6.4%         8.2%        11.7%        14.0%        15.1%

NT Large Company
Value Fund             10.5%       10.8%        11.8%        13.6%        14.9%

NT Mid Cap Value
Fund                   3.8%         5.0%        5.0%         6.7%         7.2%

NT Small Company
Fund                   1.9%         1.9%        3.6%         3.8%         4.5%

NT Vista Fund          2.5%         4.0%        5.0%         7.1%         7.6%

Real Estate Fund       0.9%         1.2%        1.7%         2.2%         2.7%

NT Emerging
Markets Fund            --          1.8%        3.1%         4.9%         6.5%

NT International
Growth Fund            4.9%         6.4%        9.0%         10.1%        9.8%

High-Yield Fund        3.8%         3.5%        3.0%         2.2%         1.6%

Inflation-Adjusted
Bond Fund              7.9%         7.4%        6.2%         4.5%         3.4%

NT Diversified
Bond Fund              27.3%       25.8%        21.3%        16.1%        11.8%

International
Bond Fund              7.3%         5.6%        1.1%          --           --

Premium Money
Market Fund*           10.1%        6.1%        5.1%         1.0%          --

Other Assets and
Liabilities            0.2%         0.2%        0.2%         0.1%         0.1%

*Investor Class

------

LIVESTRONG Portfolios

High-yield corporate bonds were the best performers for the one-year period, though they underperformed in the flight to quality late in the period. In contrast, Treasury bonds benefited the most from the flight to quality, and as a result they generated the best returns among investment-grade bond sectors.

Foreign bonds also produced positive results as the U.S. dollar fell against most major currencies (with the notable exception of the Japanese yen).
Overseas bond returns were positive despite stronger economic growth that led central banks in many countries to raise interest rates.

Types of Investments in LIVESTRONG Portfolios as a % of net assets as of July 31,
2007
                    LIVESTRONG   LIVESTRONG  LIVESTRONG   LIVESTRONG   LIVESTRONG
                      Income        2015        2025         2035         2045
                     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio

EQUITY

 Large Cap
 Blend                 12.5%       12.1%        12.2%        13.7%        14.8%

 Large Cap
 Value                 10.5%       10.8%        11.8%        13.6%        14.9%

 Large Cap
 Growth                6.4%         8.2%        11.7%        14.0%        15.1%

 Large Cap
 Blend --
 International         4.9%         6.4%        9.0%         10.1%        9.8%

 Large Cap
 Growth --
 International          --          1.8%        3.1%         4.9%         6.5%

 Mid Cap
 Growth                2.5%         4.0%        5.0%         7.1%         7.6%

 Mid Cap Value         3.8%         5.0%        5.0%         6.7%         7.2%

 Small Cap
 Value                 1.9%         1.9%        3.6%         3.8%         4.5%
 Real Estate           0.9%         1.2%        1.7%         2.2%         2.7%

TOTAL EQUITY           43.4%       51.4%        63.1%        76.1%        83.1%

FIXED INCOME

 Investment
 Grade                 35.2%       33.2%        27.5%        20.6%        15.2%

 High-Yield            3.8%         3.5%        3.0%         2.2%         1.6%

 International         7.3%         5.6%        1.1%          --           --

TOTAL FIXED INCOME     46.3%       42.3%        31.6%        22.8%        16.8%

MONEY MARKET           10.1%        6.1%        5.1%         1.0%          --

OTHER ASSETS AND
LIABILITIES            0.2%         0.2%        0.2%         0.1%         0.1%

------

LIVESTRONG Portfolios

PORTFOLIO PERFORMANCE

Each LIVESTRONG Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See page 8 for the specific underlying fund allocations for each
LIVESTRONG Portfolio.)

Most of the equity funds in LIVESTRONG Portfolios registered double-digit gains for the one-year period. NT Emerging Markets was the top performer, advancing sharply thanks to surging markets in developing countries. NT
International Growth also produced a healthy gain for the period. Among domestic holdings, NT Vista was the best performer, reflecting the outperformance of mid-cap stocks. The LIVESTRONG Portfolios' large-cap growth component, which includes NT Growth and NT Equity Growth, also fared well. The weakest performer was Real Estate, which posted a fractionally positive return overall in the wake of a double-digit decline in the last few months of the period. Real Estate stocks fell as the worsening environment for debt financing reduced the likelihood of private equity buyouts in the sector.

The performance of LIVESTRONG Portfolios' fixed-income funds were in line with the broad returns of the bond market. International Bond was the best performer, followed by NT Diversified Bond and High Yield. Inflation-Adjusted
Bond posted the lowest returns among the LIVESTRONG Portfolios' fixed-income holdings, but it outperformed over the last three months of the period as energy prices rose. Premium Money Market provided principal protection and a return that outpaced the three-month U.S. Treasury bill.

STARTING POINT FOR NEXT REPORTING PERIOD

Although corporate earnings have held up better than expected, the dollar's decline has played a key role -- 49% of the sales for the companies in the S&P
500 come from foreign operations, and a weaker dollar makes those overseas revenues worth more at home. Going forward, however, we expect the economic slowdown of the past year to take its toll on corporate profits as consumer spending succumbs to higher gas prices and declining mortgage equity withdrawals.

Market volatility has increased considerably in recent months, and we expect that to continue going forward. This environment reinforces the need for diversified investments like LIVESTRONG Portfolios.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Effective
                                           Expenses                 Expenses
                                          Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      2/1/07 -     Expense     2/1/07 -     Expense
                    2/1/07     7/31/07     7/31/07     Ratio(1)     7/31/07     Ratio(2)

LIVESTRONG Income Portfolio

ACTUAL
Investor Class      $1,000    $1,026.60     $1.00        0.20%       $3.77        0.75%
Institutional
Class               $1,000    $1,027.70     $0.00      0.00%(3)      $2.77        0.55%
Advisor Class       $1,000    $1,025.40     $2.26        0.45%       $5.02        1.00%
R Class             $1,000    $1,024.10     $3.51        0.70%       $6.27        1.25%

HYPOTHETICAL
Investor Class      $1,000    $1,023.80     $1.00        0.20%       $3.76        0.75%
Institutional
Class               $1,000    $1,024.79     $0.00      0.00%(3)      $2.76        0.55%
Advisor Class       $1,000    $1,022.56     $2.26        0.45%       $5.01        1.00%
R Class             $1,000    $1,021.32     $3.51        0.70%       $6.26        1.25%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                          Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      2/1/07 -     Expense     2/1/07 -     Expense
                    2/1/07     7/31/07     7/31/07     Ratio(1)     7/31/07     Ratio(2)

LIVESTRONG 2015 Portfolio

ACTUAL
Investor Class      $1,000    $1,033.00     $1.01        0.20%       $4.03        0.80%
Institutional
Class               $1,000    $1,034.70     $0.00      0.00%(3)      $3.03        0.60%
Advisor Class       $1,000    $1,032.10     $2.27        0.45%       $5.29        1.05%
R Class             $1,000    $1,031.30     $3.53        0.70%       $6.55        1.30%

HYPOTHETICAL
Investor Class      $1,000    $1,023.80     $1.00        0.20%       $4.01        0.80%
Institutional
Class               $1,000    $1,024.79     $0.00      0.00%(3)      $3.01        0.60%
Advisor Class       $1,000    $1,022.56     $2.26        0.45%       $5.26        1.05%
R Class             $1,000    $1,021.32     $3.51        0.70%       $6.51        1.30%

LIVESTRONG 2025 Portfolio

ACTUAL
Investor Class      $1,000    $1,036.90     $1.01        0.20%       $4.29        0.85%
Institutional
Class               $1,000    $1,038.60     $0.00      0.00%(3)      $3.29        0.65%
Advisor Class       $1,000    $1,036.10     $2.27        0.45%       $5.55        1.10%
R Class             $1,000    $1,034.40     $3.53        0.70%       $6.81        1.35%

HYPOTHETICAL
Investor Class      $1,000    $1,023.80     $1.00        0.20%       $4.26        0.85%
Institutional
Class               $1,000    $1,024.79     $0.00      0.00%(3)      $3.26        0.65%
Advisor Class       $1,000    $1,022.56     $2.26        0.45%       $5.51        1.10%
R Class             $1,000    $1,021.32     $3.51        0.70%       $6.76        1.35%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                          Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      2/1/07 -     Expense     2/1/07 -     Expense
                    2/1/07     7/31/07     7/31/07     Ratio(1)     7/31/07     Ratio(2)

LIVESTRONG 2035 Portfolio

ACTUAL
Investor Class      $1,000    $1,043.00     $1.01        0.20%       $4.61        0.91%
Institutional
Class               $1,000    $1,043.80     $0.00      0.00%(3)      $3.60        0.71%
Advisor Class       $1,000    $1,042.20     $2.28        0.45%       $5.87        1.16%
R Class             $1,000    $1,040.60     $3.54        0.70%       $7.13        1.41%

HYPOTHETICAL
Investor Class      $1,000    $1,023.80     $1.00        0.20%       $4.56        0.91%
Institutional
Class               $1,000    $1,024.79     $0.00      0.00%(3)      $3.56        0.71%
Advisor Class       $1,000    $1,022.56     $2.26        0.45%       $5.81        1.16%
R Class             $1,000    $1,021.32     $3.51        0.70%       $7.05        1.41%

LIVESTRONG 2045 Portfolio

ACTUAL
Investor Class      $1,000    $1,046.90     $1.02        0.20%       $4.72        0.93%
Institutional
Class               $1,000    $1,048.40     $0.00      0.00%(3)      $3.71        0.73%
Advisor Class       $1,000    $1,045.30     $2.28        0.45%       $5.98        1.18%
R Class             $1,000    $1,044.60     $3.55        0.70%       $7.25        1.43%

HYPOTHETICAL
Investor Class      $1,000    $1,023.80     $1.00        0.20%       $4.66        0.93%
Institutional
Class               $1,000    $1,024.79     $0.00      0.00%(3)      $3.66        0.73%
Advisor Class       $1,000    $1,022.56     $2.26        0.45%       $5.91        1.18%
R Class             $1,000    $1,021.32     $3.51        0.70%       $7.15        1.43%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

SCHEDULE OF INVESTMENTS
LIVESTRONG Portfolios

JULY 31, 2007

Shares                                                                       Value

LIVESTRONG Income Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 39.0%
       369,407  High-Yield Fund Institutional Class                    $ 2,268,159
       450,390  Inflation-Adjusted Bond Fund Institutional Class         4,778,638
     1,647,816  NT Diversified Bond Fund Institutional Class            16,560,557
                                                                      ------------
                                                                        23,607,354
                                                                      ------------
DOMESTIC EQUITY FUNDS -- 38.5%
       682,400  NT Equity Growth Fund Institutional Class                7,595,113
       339,967  NT Growth Fund Institutional Class                       3,892,622
       568,193  NT Large Company Value Fund Institutional Class          6,375,126
       204,460  NT Mid Cap Value Fund Institutional Class                2,287,907
       113,463  NT Small Company Fund Institutional Class                1,133,495
       128,983  NT Vista Fund Institutional Class(2)                     1,502,652
        20,947  Real Estate Fund Institutional Class                       548,392
                                                                      ------------
                                                                        23,335,307
                                                                      ------------
MONEY MARKET FUNDS -- 10.1%
     6,151,530  Premium Money Market Fund Investor Class                 6,151,530
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.3%
       313,676  International Bond Fund Institutional Class              4,416,558
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 4.9%
       255,233  NT International Growth Fund Institutional Class         2,993,883
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $57,934,272)                                                      60,504,632
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       130,746
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                             $60,635,378
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

Shares                                                                       Value

LIVESTRONG 2015 Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 43.2%
    1,931,325  NT Equity Growth Fund Institutional Class              $ 21,495,646
    1,270,356  NT Growth Fund Institutional Class                       14,545,576
    1,710,273  NT Large Company Value Fund Institutional Class          19,189,263
      789,561  NT Mid Cap Value Fund Institutional Class                 8,835,188
      333,840  NT Small Company Fund Institutional Class                 3,335,062
      607,646  NT Vista Fund Institutional Class(2)                      7,079,076
       86,244  Real Estate Fund Institutional Class                      2,257,868
                                                                      ------------
                                                                        76,737,679
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 36.7%
    1,015,434  High-Yield Fund Institutional Class                       6,234,765
    1,247,402  Inflation-Adjusted Bond Fund Institutional Class         13,234,935
    4,558,835  NT Diversified Bond Fund Institutional Class             45,816,282
                                                                      ------------
                                                                        65,285,982
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 8.2%
      221,121  NT Emerging Markets Fund Institutional Class              3,184,142
      976,930  NT International Growth Fund Institutional Class         11,459,389
                                                                      ------------
                                                                        14,643,531
                                                                      ------------
MONEY MARKET FUNDS -- 6.1%
   10,863,093  Premium Money Market Fund Investor Class                 10,863,093
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.6%
      712,586  International Bond Fund Institutional Class              10,033,211
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $167,640,078)                                                    177,563,496
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       353,685
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $177,917,181
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

See Notes to Financial Statements.

------

LIVESTRONG PORTFOLIOS

Shares                                                                       Value

LIVESTRONG 2025 Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 51.0%
    2,597,176  NT Equity Growth Fund Institutional Class              $ 28,906,569
    2,433,050  NT Growth Fund Institutional Class                       27,858,423
    2,504,489  NT Large Company Value Fund Institutional Class          28,100,367
    1,061,868  NT Mid Cap Value Fund Institutional Class                11,882,303
      864,264  NT Small Company Fund Institutional Class                 8,633,997
    1,021,337  NT Vista Fund Institutional Class(2)                     11,898,576
      157,448  Real Estate Fund Institutional Class                      4,121,989
                                                                      ------------
                                                                       121,402,224
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 30.5%
    1,154,173  High-Yield Fund Institutional Class                       7,086,622
    1,384,426  Inflation-Adjusted Bond Fund Institutional Class         14,688,760
    5,052,386  NT Diversified Bond Fund Institutional Class             50,776,493
                                                                      ------------
                                                                        72,551,875
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 12.1%
      509,743  NT Emerging Markets Fund Institutional Class              7,340,299
    1,819,108  NT International Growth Fund Institutional Class         21,338,137
                                                                      ------------
                                                                        28,678,436
                                                                      ------------
MONEY MARKET FUNDS -- 5.1%
   12,175,305  Premium Money Market Fund Investor Class                 12,175,305
                                                                      ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.1%
      177,465  International Bond Fund Institutional Class               2,498,707
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $220,639,519)                                                    237,306,547
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       381,947
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $237,688,494
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

Shares                                                                       Value

LIVESTRONG 2035 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 61.1%
   1,575,446  NT Equity Growth Fund Institutional Class               $ 17,534,714
   1,569,905  NT Growth Fund Institutional Class                        17,975,412
   1,550,388  NT Large Company Value Fund Institutional Class           17,395,353
     766,999  NT Mid Cap Value Fund Institutional Class                  8,582,719
     486,423  NT Small Company Fund Institutional Class                  4,859,366
     774,181  NT Vista Fund Institutional Class(2)                       9,019,209
     107,785  Real Estate Fund Institutional Class                       2,821,811
                                                                      ------------
                                                                        78,188,584
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 22.8%
     448,136  High-Yield Fund Institutional Class                        2,751,555
     546,547  Inflation-Adjusted Bond Fund Institutional Class           5,798,864
   2,045,986  NT Diversified Bond Fund Institutional Class              20,562,163
                                                                      ------------
                                                                        29,112,582
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 15.0%
     436,927  NT Emerging Markets Fund Institutional Class               6,291,749
   1,094,619  NT International Growth Fund Institutional Class          12,839,881
                                                                      ------------
                                                                        19,131,630
                                                                      ------------
MONEY MARKET FUNDS -- 1.0%
   1,319,087  Premium Money Market Fund Investor Class                   1,319,087
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $117,564,901)                                                    127,751,883
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       134,887
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $127,886,770
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

------

LIVESTRONG PORTFOLIOS

Shares                                                                       Value

LIVESTRONG 2045 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 66.8%
   1,146,959  NT Equity Growth Fund Institutional Class                $12,765,645
   1,142,994  NT Growth Fund Institutional Class                        13,087,281
   1,147,523  NT Large Company Value Fund Institutional Class           12,875,208
     558,336  NT Mid Cap Value Fund Institutional Class                  6,247,780
     392,443  NT Small Company Fund Institutional Class                  3,920,506
     563,617  NT Vista Fund Institutional Class(2)                       6,566,138
      88,467  Real Estate Fund Institutional Class                       2,316,066
                                                                      ------------
                                                                        57,778,624
                                                                      ------------
DOMESTIC FIXED INCOME FUNDS -- 16.8%
     226,553  High-Yield Fund Institutional Class                        1,391,035
     276,330  Inflation-Adjusted Bond Fund Institutional Class           2,931,861
   1,019,975  NT Diversified Bond Fund Institutional Class              10,250,749
                                                                      ------------
                                                                        14,573,645
                                                                      ------------
INTERNATIONAL EQUITY FUNDS -- 16.3%
     390,776  NT Emerging Markets Fund Institutional Class               5,627,174
     725,229  NT International Growth Fund Institutional Class           8,506,937
                                                                      ------------
                                                                        14,134,111
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $78,976,138)                                                      86,486,380
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                        69,412
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                             $86,555,792
                                                                      ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Non-income producing.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2007
                                        LIVESTRONG     LIVESTRONG
                                            Income           2015      LIVESTRONG
                                         Portfolio      Portfolio  2025 Portfolio
ASSETS

Investment securities in
affiliates, at value (cost of
$57,934,272, $167,640,078 and
$220,639,519, respectively)            $60,504,632   $177,563,496    $237,306,547

Cash                                        11,019         34,714          41,238

Receivable for capital
shares sold                                     --         11,157             888

Distributions receivable
from affiliates                            130,356        341,371         377,621
                                      ------------   ------------    ------------
                                        60,646,007    177,950,738     237,726,294
                                      ------------   ------------    ------------
LIABILITIES

Accrued administrative fees                  8,869         28,058          33,512

Distribution and service
fees payable                                 1,760          5,499           4,288
                                      ------------   ------------    ------------
                                            10,629         33,557          37,800
                                      ------------   ------------    ------------

NET ASSETS                             $60,635,378   $177,917,181    $237,688,494
                                      ============   ============    ============
NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                       $58,029,956   $165,958,224    $218,326,752

Undistributed net
investment income                          175,113      1,843,861       2,164,319

Accumulated undistributed net
realized gain (loss) on
investment transactions                  (140,051)        191,678         530,395

Net unrealized appreciation
on investments                           2,570,360      9,923,418      16,667,028
                                      ------------   ------------    ------------
                                       $60,635,378   $177,917,181    $237,688,494
                                      ============   ============    ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                             $44,108,615   $139,725,011    $174,983,751
Shares outstanding                       3,989,899     11,733,254      14,164,363
Net asset value per share                   $11.06         $11.91          $12.35

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                              $8,284,994    $15,735,527     $44,250,466
Shares outstanding                         749,302      1,319,515       3,577,301
Net asset value per share                   $11.06         $11.93          $12.37

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                              $8,129,494    $19,269,895     $17,076,431
Shares outstanding                         735,649      1,620,750       1,384,040
Net asset value per share                   $11.05         $11.89          $12.34

R CLASS, $0.01 PAR VALUE
Net assets                                $112,275     $3,186,748      $1,377,846
Shares outstanding                          10,163        268,348         111,849
Net asset value per share                   $11.05         $11.88          $12.32

See Notes to Financial Statements.

------

JULY 31, 2007
                                                        LIVESTRONG
                                                              2035      LIVESTRONG
                                                         Portfolio  2045 Portfolio
ASSETS

Investment securities in affiliates,
at value (cost of $117,564,901 and $78,976,138,
respectively)                                         $127,751,883     $86,486,380

Cash                                                        20,130          12,863

Receivable for capital shares sold                             597           3,296

Distributions receivable from affiliates                   135,700          65,666
                                                      ------------    ------------
                                                       127,908,310      86,568,205
                                                      ------------    ------------
LIABILITIES

Accrued administrative fees                                 18,240          10,107

Distribution and service fees payable                        3,300           2,306
                                                      ------------    ------------
                                                            21,540          12,413
                                                      ------------    ------------

NET ASSETS                                            $127,886,770     $86,555,792
                                                      ============    ============
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)               $116,560,671     $78,397,308

Undistributed net investment income                        857,316         485,931

Undistributed net realized gain
on investment transactions                                 281,801         162,311

Net unrealized appreciation on investments              10,186,982       7,510,242
                                                      ------------    ------------
                                                      $127,886,770     $86,555,792
                                                      ============    ============

INVESTOR CLASS, $0.01 PAR VALUE
Net assets                                             $91,220,387     $48,229,392
Shares outstanding                                       6,966,465       3,598,909
Net asset value per share                                   $13.09          $13.40

INSTITUTIONAL CLASS, $0.01 PAR VALUE
Net assets                                             $22,313,884     $28,482,515
Shares outstanding                                       1,701,454       2,122,584
Net asset value per share                                   $13.11          $13.42

ADVISOR CLASS, $0.01 PAR VALUE
Net assets                                             $13,377,786      $9,091,029
Shares outstanding                                       1,022,889         679,490
Net asset value per share                                   $13.08          $13.38

R CLASS, $0.01 PAR VALUE
Net assets                                                $974,713        $752,856
Shares outstanding                                          74,627          56,344
Net asset value per share                                   $13.06          $13.36

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2007
                                          LIVESTRONG     LIVESTRONG     LIVESTRONG
                                              Income           2015           2025
                                           Portfolio      Portfolio      Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates             $1,549,901    $ 4,283,284    $ 5,089,312
                                         -----------    -----------    -----------

EXPENSES:

Administrative fees                           84,039        265,347        322,360

Distribution and service fees:
 Advisor Class                                14,531         38,471         32,800
 R Class                                         317          7,977          5,519

Directors' fees and expenses                     867          2,637          3,486
                                         -----------    -----------    -----------
                                              99,754        314,432        364,165
                                         -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)               1,450,147      3,968,852      4,725,147
                                         -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying
funds                                       (26,392)        242,383        554,700

Capital gain distributions received
from underlying funds                         16,942         73,634        138,979
                                         -----------    -----------    -----------
                                             (9,450)        316,017        693,679
                                         -----------    -----------    -----------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON INVESTMENTS                             2,759,798     11,245,515     19,418,380
                                         -----------    -----------    -----------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                2,750,348     11,561,532     20,112,059
                                         -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $4,200,495    $15,530,384    $24,837,206
                                         ===========    ===========    ===========

See Notes to Financial Statements.

------

YEAR ENDED JULY 31, 2007
                                                                        LIVESTRONG
                                                          LIVESTRONG          2045
                                                      2035 Portfolio     Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates                            $ 2,081,277    $1,197,437
                                                         -----------   -----------

EXPENSES:

Administrative fees                                          166,312        88,946

Distribution and service fees:
 Advisor Class                                                24,015        16,388
 R Class                                                       3,063         2,297

Directors' fees and expenses                                   1,780         1,163
                                                         -----------   -----------
                                                             195,170       108,794
                                                         -----------   -----------

NET INVESTMENT INCOME (LOSS)                               1,886,107     1,088,643
                                                         -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds                      274,695       158,432

Capital gain distributions received
from underlying funds                                         86,095        66,625
                                                         -----------   -----------
                                                             360,790       225,057
                                                         -----------   -----------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                             11,667,564     8,371,833
                                                         -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                   12,028,354     8,596,890
                                                         -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                $13,914,461    $9,685,533
                                                         ===========   ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                                   LIVESTRONG Income
                                           Portfolio     LIVESTRONG 2015 Portfolio
Increase (Decrease) in
Net Assets                        2007          2006           2007           2006

OPERATIONS

Net investment income
(loss)                     $ 1,450,147     $ 963,734    $ 3,968,852    $ 2,355,575

Net realized
gain (loss)                    (9,450)       491,794        316,017      3,025,866

Change in net
unrealized appreciation
(depreciation)               2,759,798     (550,729)     11,245,515    (2,621,574)
                           -----------    ----------    -----------   ------------
Net increase (decrease)
in net assets resulting
from operations              4,200,495       904,799     15,530,384      2,759,867
                           -----------    ----------    -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:
 Investor Class            (1,047,364)     (740,215)    (2,492,556)    (1,494,047)
 Institutional
 Class                       (174,881)     (123,487)      (296,721)      (101,538)
 Advisor Class               (147,969)      (48,341)      (318,604)       (73,173)
 R Class                       (1,399)         (437)        (9,697)          (461)

From net
realized gains:
 Investor Class              (470,015)      (26,989)    (2,496,248)       (57,984)
 Institutional
 Class                        (67,991)       (4,013)      (272,911)        (3,679)
 Advisor Class                (72,923)       (1,746)      (358,795)        (3,112)
 R Class                         (648)          (14)       (12,472)           (22)
                           -----------   -----------   ------------   ------------
Decrease in net assets
from distributions         (1,983,190)     (945,242)    (6,258,004)    (1,734,016)
                           -----------   -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                23,632,442    15,136,327     58,866,551     64,687,101
                           -----------   -----------   ------------   ------------

NET INCREASE (DECREASE)
IN
NET ASSETS                  25,849,747    15,095,884     68,138,931     65,712,952

NET ASSETS

Beginning of period         34,785,631    19,689,747    109,778,250     44,065,298
                           -----------   -----------   ------------   ------------
End of period              $60,635,378   $34,785,631   $177,917,181   $109,778,250
                           ===========   ===========   ============   ============
Undistributed net
investment income             $175,113       $96,579     $1,843,861       $992,587
                           ===========   ===========   ============   ============

See Notes to Financial Statements.

------

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                            LIVESTRONG 2025 Portfolio    LIVESTRONG 2035 Portfolio
Increase (Decrease) in
Net Assets                        2007           2006           2007          2006

OPERATIONS

Net investment income
(loss)                     $ 4,725,147    $ 3,376,289    $ 1,886,107   $ 1,187,047

Net realized
gain (loss)                    693,679      7,946,235        360,790     3,744,415

Change in net
unrealized
appreciation
(depreciation)              19,418,380    (6,077,343)     11,667,564   (2,785,173)
                          ------------   ------------   ------------   -----------
Net increase
(decrease) in net
assets resulting from
operations                  24,837,206      5,245,181     13,914,461     2,146,289
                          ------------   ------------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:
 Investor Class            (2,728,920)    (1,904,998)    (1,038,223)     (741,605)
 Institutional
 Class                       (782,731)      (702,282)      (266,923)     (121,935)
 Advisor Class               (222,178)       (63,954)      (107,434)      (33,882)
 R Class                      (13,994)        (1,781)        (5,618)         (801)

From net
realized gains:
 Investor Class            (5,948,432)      (100,651)    (2,806,849)      (29,595)
 Institutional
 Class                     (1,544,817)       (34,639)      (635,902)       (4,508)
 Advisor Class               (556,560)        (3,737)      (349,261)       (1,501)
 R Class                      (41,251)          (116)       (22,938)          (40)
                          ------------   ------------   ------------   -----------
Decrease in net assets
from distributions        (11,838,883)    (2,812,158)    (5,233,148)     (933,867)
                          ------------   ------------   ------------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from capital
share transactions          73,140,620     73,921,053     50,376,625    42,524,951
                          ------------   ------------   ------------   -----------

NET INCREASE
(DECREASE) IN
NET ASSETS                  86,138,943     76,354,076     59,057,938    43,737,373

NET ASSETS

Beginning of period        151,549,551     75,195,475     68,828,832    25,091,459
                          ------------   ------------   ------------   -----------
End of period             $237,688,494   $151,549,551   $127,886,770   $68,828,832
                          ============   ============   ============   ===========
Undistributed net
investment income           $2,164,319     $1,186,995       $857,316      $389,407
                          ============   ============   ============   ===========

See Notes to Financial Statements.

------

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                                                         LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets                               2007          2006

OPERATIONS

Net investment income (loss)                             $ 1,088,643     $ 692,802

Net realized gain (loss)                                     225,057     2,435,830

Change in net unrealized appreciation (depreciation)       8,371,833   (1,825,720)
                                                         -----------   -----------
Net increase (decrease) in net assets
resulting from operations                                  9,685,533     1,302,912
                                                         -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
 Investor Class                                            (468,015)     (322,350)
 Institutional Class                                       (256,627)     (240,707)
 Advisor Class                                              (61,872)      (15,750)
 R Class                                                     (2,066)         (228)

From net realized gains:
 Investor Class                                          (1,476,282)      (32,689)
 Institutional Class                                       (698,729)      (22,737)
 Advisor Class                                             (242,944)       (1,761)
 R Class                                                    (10,785)          (29)
                                                         -----------   -----------
Decrease in net assets from distributions                (3,217,320)     (636,251)
                                                         -----------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                        39,912,717    24,476,051
                                                         -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS                     46,380,930    25,142,712

NET ASSETS

Beginning of period                                       40,174,862    15,032,150
                                                         -----------   -----------
End of period                                            $86,555,792   $40,174,862
                                                         ===========   ===========
Undistributed net investment income                         $485,931      $185,868
                                                         ===========   ===========

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. LIVESTRONG
Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio,
LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940
Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the four target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying NT Diversified Bond, NT Emerging Markets, NT Equity
Growth, NT Growth, NT International Growth, NT Large Company Value, NT Mid Cap
Value, NT Small Company and NT Vista funds are not permitted to invest in securities issues by companies assigned the Global Industry Classification
Standard (GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

NT EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

------

INTERNATIONAL EQUITY FUNDS

NT EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

NT INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a second objective, the fund seeks capital appreciation, but only when consistent with its primary objective of managing current income.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT DIVERSIFIED BOND seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the Board of Directors/Trustees or its designee if such determination would materially impact an underlying fund's net asset value.
Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or
there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

------

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolios.
Distributions from net investment income, if any, are generally declared and paid annually for the four target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class
of the funds is 0.20%. There is no administrative fee for the Institutional
Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor Class
and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the year ended July 31, 2007, are detailed in the Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc.,
a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2007, were as follows:

                LIVESTRONG    LIVESTRONG    LIVESTRONG     LIVESTRONG   LIVESTRONG
                  Income         2015          2025           2035         2045
                Portfolio     Portfolio      Portfolio     Portfolio     Portfolio

Purchases      $33,714,863   $83,255,516   $102,220,299   $70,535,517   $54,262,070

Proceeds
from sales     $10,660,815   $26,773,236    $36,215,964   $23,490,133   $16,468,740

------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                             Year ended July 31, 2007     Year ended July 31, 2006
                                Shares         Amount        Shares         Amount

LIVESTRONG Income Portfolio

INVESTOR CLASS
Sold                         2,462,543   $ 26,953,295     1,865,285   $ 19,417,311
Issued in reinvestment
of distributions               129,852      1,409,610        65,833        680,610
Redeemed                   (1,222,262)   (13,344,056)     (793,132)    (8,273,388)
                           -----------   ------------   -----------   ------------
                             1,370,133     15,018,849     1,137,986     11,824,533
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS
Sold                           429,024      4,691,259       197,184      2,062,635
Issued in reinvestment
of distributions                22,300        242,560        12,315        127,282
Redeemed                     (123,853)    (1,333,750)      (89,121)      (934,968)
                           -----------   ------------   -----------   ------------
                               327,471      3,600,069       120,378      1,254,949
                           -----------   ------------   -----------   ------------
ADVISOR CLASS
Sold                           526,267      5,759,864       289,089      3,021,063
Issued in reinvestment
of distributions                20,308        220,892         4,853         50,087
Redeemed                      (94,859)    (1,039,319)      (99,509)    (1,043,161)
                               451,716      4,941,437       194,433      2,027,989
R CLASS
Sold                             8,006         87,439         3,442         35,859
Issued in reinvestment
of distributions                   188          2,047            44            451
Redeemed                       (1,605)       (17,399)         (724)        (7,454)
                           -----------   ------------   -----------   ------------
                                 6,589         72,087         2,762         28,856
                           -----------   ------------   -----------   ------------
Net increase (decrease)      2,155,909   $ 23,632,442     1,455,559   $ 15,136,327
                           ===========   ============   ===========   ============

LIVESTRONG 2015 Portfolio

INVESTOR CLASS
Sold                         6,051,177   $ 70,849,640     5,549,139   $ 61,147,153
Issued in reinvestment
of distributions               430,453      4,928,684       140,409      1,524,842
Redeemed                   (2,813,749)   (32,877,851)   (1,350,088)   (14,856,888)
                           -----------   ------------   -----------   ------------
                             3,667,881     42,900,473     4,339,460     47,815,107
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS
Sold                           573,261      6,672,802       758,066      8,404,619
Issued in reinvestment
of distributions                48,962        561,103         9,680        105,217
Redeemed                     (242,895)    (2,850,614)     (102,771)    (1,134,102)
                           -----------   ------------   -----------   ------------
                               379,328      4,383,291       664,975      7,375,734
                           -----------   ------------   -----------   ------------
ADVISOR CLASS
Sold                           949,444     11,088,609       891,334      9,793,874
Issued in reinvestment
of distributions                59,162        677,399         7,024         76,285
Redeemed                     (251,099)    (2,909,393)      (64,749)      (710,437)
                           -----------   ------------   -----------   ------------
                               757,507      8,856,615       833,609      9,159,722
                           -----------   ------------   -----------   ------------
R CLASS
Sold                           247,594      2,854,414        33,377        368,054
Issued in reinvestment
of distributions                 1,934         22,169            44            483
Redeemed                      (12,938)      (150,411)       (2,932)       (31,999)
                           -----------   ------------   -----------   ------------
                               236,590      2,726,172        30,489        336,538
                           -----------   ------------   -----------   ------------
Net increase (decrease)      5,041,306   $ 58,866,551     5,868,533   $ 64,687,101
                           ===========   ============   ===========   ============

------

                             Year ended July 31, 2007     Year ended July 31, 2006
                                Shares         Amount        Shares         Amount

LIVESTRONG 2025 Portfolio

INVESTOR CLASS
Sold                         6,934,370   $ 84,059,562     6,131,308   $ 69,967,543
Issued in reinvestment
of distributions               730,389      8,611,314       176,795      1,988,938
Redeemed                   (3,262,907)   (39,307,539)   (1,298,238)   (14,798,332)
                           -----------   ------------   -----------   ------------
                             4,401,852     53,363,337     5,009,865     57,158,149
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS
Sold                         1,131,075     13,609,369       986,172     11,275,206
Issued in reinvestment
of distributions               190,800      2,249,531        65,504        736,921
Redeemed                     (473,019)    (5,782,282)     (234,870)    (2,674,891)
                           -----------   ------------   -----------   ------------
                               848,856     10,076,618       816,806      9,337,236
                           -----------   ------------   -----------   ------------
ADVISOR CLASS
Sold                           948,240     11,464,534       665,010      7,572,377
Issued in reinvestment
of distributions                65,995        778,738         6,012         67,691
Redeemed                     (275,276)    (3,302,202)      (60,570)      (694,686)
                           -----------   ------------   -----------   ------------
                               738,959      8,941,070       610,452      6,945,382
                           -----------   ------------   -----------   ------------
R CLASS
Sold                            92,621      1,106,787        55,608        638,412
Issued in reinvestment
of distributions                 4,682         55,245           169          1,897
Redeemed                      (33,004)      (402,437)      (14,043)      (160,023)
                           -----------   ------------   -----------   ------------
                                64,299        759,595        41,734        480,286
                           -----------   ------------   -----------   ------------
Net increase (decrease)      6,053,966   $ 73,140,620     6,478,857   $ 73,921,053
                           ===========   ============   ===========   ============

LIVESTRONG 2035 Portfolio

INVESTOR CLASS
Sold                         4,307,986   $ 55,031,500     3,133,987   $ 36,820,309
Issued in reinvestment
of distributions               306,847      3,801,836        65,522        758,749
Redeemed                   (2,053,913)   (26,048,629)     (677,940)    (7,960,207)
                           -----------   ------------   -----------   ------------
                             2,560,920     32,784,707     2,521,569     29,618,851
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS
Sold                           983,032     12,436,788       694,353      8,252,385
Issued in reinvestment
of distributions                67,322        834,796        10,919        126,443
Redeemed                     (284,507)    (3,669,430)      (69,706)      (818,529)
                           -----------   ------------   -----------   ------------
                               765,847      9,602,154       635,566      7,560,299
                           -----------   ------------   -----------   ------------
ADVISOR CLASS
Sold                           709,861      8,993,384       507,513      5,948,743
Issued in reinvestment
of distributions                36,830        456,695         3,055         35,383
Redeemed                     (165,199)    (2,093,911)      (79,097)      (925,996)
                           -----------   ------------   -----------   ------------
                               581,492      7,356,168       431,471      5,058,130
                           -----------   ------------   -----------   ------------
R CLASS
Sold                            67,584        865,775        25,918        304,212
Issued in reinvestment
of distributions                 2,303         28,556            73            841
Redeemed                      (20,300)      (260,735)       (1,493)       (17,382)
                           -----------   ------------   -----------   ------------
                                49,587        633,596        24,498        287,671
                           -----------   ------------   -----------   ------------
Net increase (decrease)      3,957,846   $ 50,376,625     3,613,104   $ 42,524,951
                           ===========   ============   ===========   ============

------

                              Year ended July 31, 2007    Year ended July 31, 2006
                                 Shares         Amount        Shares        Amount
LIVESTRONG 2045 Portfolio

INVESTOR CLASS
Sold                          3,075,123   $ 39,756,020     1,513,147   $17,989,677
Issued in reinvestment
of distributions                152,330      1,922,401        29,951       349,831
Redeemed                    (1,504,146)   (19,352,541)     (314,171)   (3,729,359)
                            -----------   ------------   -----------   -----------
                              1,723,307     22,325,880     1,228,927    14,610,149
                            -----------   ------------   -----------   -----------
INSTITUTIONAL CLASS
Sold                          1,159,259     14,839,594       583,552     6,945,344
Issued in reinvestment
of distributions                 75,565        953,638        22,555       263,444
Redeemed                      (230,636)    (3,028,804)     (108,965)   (1,293,059)
                            -----------   ------------   -----------   -----------
                              1,004,188     12,764,428       497,142     5,915,729
                            -----------   ------------   -----------   -----------
ADVISOR CLASS
Sold                            410,315      5,320,358       348,190     4,162,541
Issued in reinvestment
of distributions                 24,153        304,816         1,501        17,511
Redeemed                      (104,700)    (1,345,029)      (32,947)     (387,544)
                            -----------   ------------   -----------   -----------
                                329,768      4,280,145       316,744     3,792,508
                            -----------   ------------   -----------   -----------
R CLASS
Sold                             51,269        654,681        14,010       166,299
Issued in reinvestment
of distributions                  1,018         12,851            22           257
Redeemed                        (9,741)      (125,268)         (765)       (8,891)
                            -----------   ------------   -----------   -----------
                                 42,546        542,264        13,267       157,665
                            -----------   ------------   -----------   -----------
Net increase (decrease)       3,099,809   $ 39,912,717     2,056,080   $24,476,051
                            ===========   ============   ===========   ===========

------

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the year ended July 31, 2007 follows:

                                                                                           July 31, 2007
                  July 31,
                     2006                                  Realized
Fund/             Share         Purchase       Sales      Gain        Distributions     Share        Market
Underlying Fund    Balance        Cost          Cost        (Loss)     Received(1)     Balance       Value

LIVESTRONG Income Portfolio

High-Yield Fund
Institutional
Class                205,631   $ 1,361,839     $ 315,779   $ (3,446)       $ 121,107     369,407   $ 2,268,159

Inflation-Adjusted
Bond Fund
Institutional
Class                243,667     2,826,585       649,383    (24,795)         174,414     450,390     4,778,638

NT Diversified
Bond Fund
Institutional
Class                901,183     9,755,482     2,208,011    (22,675)         665,218   1,647,816    16,560,557

NT Equity
Growth Fund
Institutional
Class                466,081     3,942,462     1,603,261     (2,078)          68,113     682,400     7,595,113

NT Growth Fund
Institutional
Class                235,532     1,970,721       855,612         490           8,617     339,967     3,892,622

NT Large
Company Value
Fund
Institutional
Class                388,517     3,335,755     1,347,691     (5,054)         107,123     568,193     6,375,126

NT Mid Cap
Value Fund
Institutional
Class                141,077     1,212,278       517,665         351          52,550     204,460     2,287,907

NT Small
Company Fund
Institutional
Class                 75,409       616,821       247,663     (3,491)           2,870     113,463     1,133,495

NT Vista Fund
Institutional
Class(2)             100,680       757,338       497,454      32,442              --     128,983     1,502,652

Real Estate
Fund
Institutional
Class                 12,122       395,114       129,668         976          51,157      20,947       548,392

Premium Money
Market Fund
Investor Class     3,405,795     3,567,202       821,467          --         233,843   6,151,530     6,151,530

International
Bond Fund
Institutional
Class                177,722     2,457,629       590,071    (14,695)          74,795     313,676     4,416,558

NT
International
Growth Fund
Institutional
Class                196,623     1,515,637       903,482      15,583           7,036     255,233     2,993,883
                   ---------   -----------   -----------   ---------      ----------   ---------   -----------
                               $33,714,863   $10,687,207   $(26,392)      $1,566,843               $60,504,632
                               ===========   ===========   =========      ==========               ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                                                                                           July 31, 2007
                  July 31,
                     2006                                 Realized
Fund/             Share         Purchase       Sales      Gain       Distributions      Share        Market
Underlying Fund    Balance        Cost          Cost       (Loss)     Received(1)      Balance        Value

LIVESTRONG 2015 Portfolio

NT Equity
Growth Fund
Institutional
Class              1,380,570   $ 8,937,739   $ 2,972,058   $(8,542)       $ 198,057    1,931,325   $ 21,495,646

NT Growth Fund
Institutional
Class              1,024,610     6,076,971     3,416,461     32,240          33,804    1,270,356     14,545,576

NT Large
Company Value
Fund
Institutional
Class              1,248,519     8,087,676     2,963,327   (20,235)         332,086    1,710,273     19,189,263

NT Mid Cap
Value Fund
Institutional
Class                581,803     3,773,599     1,491,548    (1,889)         211,873      789,561      8,835,188

NT Small
Company Fund
Institutional
Class                266,651     1,485,720       837,899   (10,555)           8,787      333,840      3,335,062

NT Vista Fund
Institutional
Class(2)             537,679     2,923,828     2,316,072    152,762              --      607,646      7,079,076

Real Estate
Fund
Institutional
Class                 55,301     1,428,330       499,252     12,993         222,029       86,244      2,257,868

High-Yield Fund
Institutional
Class                595,761     3,248,600       571,014   (13,392)         340,639    1,015,434      6,234,765

Inflation-Adjusted
Bond Fund
Institutional
Class                706,080     6,884,246     1,174,344   (51,604)         487,473    1,247,402     13,234,935

NT Diversified
Bond Fund
Institutional
Class              2,622,086    23,552,303     3,993,348   (67,355)       1,883,373    4,558,835     45,816,282

NT Emerging
Markets Fund
Institutional
Class                253,841     1,305,706     1,615,830    189,450          19,522      221,121      3,184,142

NT
International
Growth Fund
Institutional
Class                802,143     4,672,435     2,854,584     65,992          28,248      976,930     11,459,389

Premium Money
Market Fund
Investor Class     5,894,217     5,908,936       940,060         --         413,711   10,863,093     10,863,093

International
Bond Fund
Institutional
Class                415,182     4,969,427       885,056   (37,482)         177,316      712,586     10,033,211
                   ---------   -----------   -----------   --------      ----------   ----------   ------------
                               $83,255,516   $26,530,853   $242,383      $4,356,918                $177,563,496
                               ===========   ===========   ========      ==========                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                                                                                             July 31, 2007
                  July 31,
                     2006                                   Realized
Fund/             Share         Purchase        Sales      Gain        Distributions      Share        Market
Underlying Fund    Balance        Cost           Cost        (Loss)     Received(1)      Balance        Value

LIVESTRONG 2025 Portfolio

NT Equity
Growth Fund
Institutional
Class              1,937,538   $ 10,870,170   $ 3,733,255   $(14,116)       $ 270,460    2,597,176   $ 28,906,569

NT Growth Fund
Institutional
Class              1,917,716     10,347,432     4,840,699     (7,499)          66,968    2,433,050     27,858,423

NT Large
Company Value
Fund
Institutional
Class              1,869,552     10,652,719     3,615,658    (28,507)         492,483    2,504,489     28,100,367

NT Mid Cap
Value Fund
Institutional
Class                799,340      4,564,648     1,693,604     (3,274)         291,965    1,061,868     11,882,303

NT Small
Company Fund
Institutional
Class                651,704      3,386,130     1,319,138     (7,144)          23,018      864,264      8,633,997

NT Vista Fund
Institutional
Class(2)             913,828      4,412,186     3,497,797     241,693              --    1,021,337     11,898,576

Real Estate
Fund
Institutional
Class                102,308      2,503,066       853,496      20,095         417,110      157,448      4,121,989

High-Yield Fund
Institutional
Class                677,982      3,689,011       657,633    (15,437)         389,784    1,154,173      7,086,622

Inflation-Adjusted
Bond Fund
Institutional
Class                796,775      7,506,851     1,319,888    (56,827)         539,504    1,384,426     14,688,760

NT Diversified
Bond Fund
Institutional
Class              2,928,445     25,917,429     4,481,008    (71,426)       2,110,150    5,052,386     50,776,493

NT Emerging
Markets Fund
Institutional
Class                550,499      2,646,693     3,023,994     386,032          46,524      509,743      7,340,299

NT
International
Growth Fund
Institutional
Class              1,571,037      7,890,909     5,331,741     120,689          54,386    1,819,108     21,338,137

Premium Money
Market Fund
Investor Class     7,362,225      5,883,661     1,070,581          --         480,756   12,175,305     12,175,305

International
Bond Fund
Institutional
Class                 54,841      1,949,394       222,772     (9,579)          45,183      177,465      2,498,707
                   ---------   ------------   -----------    --------      ----------   ----------   ------------
                               $102,220,299   $35,661,264    $554,700      $5,228,291                $237,306,547
                               ============   ===========    ========      ==========                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                                                                                            July 31, 2007
                  July 31,
                     2006                                  Realized
Fund/             Share         Purchase       Sales      Gain        Distributions     Share        Market
Underlying Fund    Balance        Cost          Cost        (Loss)     Received(1)     Balance        Value

LIVESTRONG 2035 Portfolio

NT Equity
Growth Fund
Institutional
Class                998,380   $ 8,982,907   $ 2,671,974   $(10,931)       $ 151,583   1,575,446   $ 17,534,714

NT Growth Fund
Institutional
Class              1,008,391     8,982,821     2,910,176    (21,374)          39,354   1,569,905     17,975,412

NT Large
Company Value
Fund
Institutional
Class              1,000,250     9,149,457     2,989,861    (16,446)         282,173   1,550,388     17,395,353

NT Mid Cap
Value Fund
Institutional
Class                481,782     4,468,195     1,305,695       1,372         192,066     766,999      8,582,719

NT Small
Company Fund
Institutional
Class                294,609     2,688,582       795,459     (5,595)          12,070     486,423      4,859,366

NT Vista Fund
Institutional
Class(2)             550,757     4,500,589     2,407,732     132,856              --     774,181      9,019,209

Real Estate
Fund
Institutional
Class                 58,093     2,131,428       637,780       2,990         259,217     107,785      2,821,811

High-Yield Fund
Institutional
Class                216,648     1,848,057       370,092     (2,622)         139,024     448,136      2,751,555

Inflation-Adjusted
Bond Fund
Institutional
Class                259,945     3,777,517       755,120    (19,790)         199,488     546,547      5,798,864

NT Diversified
Bond Fund
Institutional
Class                982,924    13,391,823     2,669,500    (36,379)         784,719   2,045,986     20,562,163

NT Emerging
Markets Fund
Institutional
Class                394,918     3,076,821     2,597,728     208,550          36,320     436,927      6,291,749

NT
International
Growth Fund
Institutional
Class                767,610     6,383,640     2,936,938      42,064          29,795   1,094,619     12,839,881

Premium Money
Market Fund
Investor Class       332,790     1,153,680       167,383          --          41,563   1,319,087      1,319,087
                    --------   -----------   -----------    --------      ----------   ---------   ------------
                               $70,535,517   $23,215,438    $274,695      $2,167,372               $127,751,883
                               ===========   ===========    ========      ==========               ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

                                                                                           July 31, 2007
                   July 31,
                     2006                                  Realized
Fund/              Share        Purchase       Sales      Gain        Distributions     Share        Market
Underlying Fund     Balance       Cost          Cost        (Loss)     Received(1)     Balance       Value

LIVESTRONG 2045 Portfolio

NT Equity Growth
Fund
Institutional
Class                622,511   $ 7,719,068   $ 2,050,630   $(17,455)       $ 105,967   1,146,959   $12,765,645

NT Growth Fund
Institutional
Class                628,776     7,610,025     2,120,885    (19,519)          26,983   1,142,994    13,087,281

NT Large Company
Value Fund
Institutional
Class                623,017     7,941,509     2,136,955    (18,775)         199,745   1,147,523    12,875,208

NT Mid Cap Value
Fund
Institutional
Class                300,760     3,803,024       970,049       3,735         132,811     558,336     6,247,780

NT Small Company
Fund
Institutional
Class                203,767     2,506,892       662,329     (6,761)           9,335     392,443     3,920,506

NT Vista Fund
Institutional
Class(2)             343,690     3,833,082     1,787,159      78,391              --     563,617     6,566,138

Real Estate Fund
Institutional
Class                 40,745     1,964,209       526,200       2,434         201,356      88,467     2,316,066

High-Yield Fund
Institutional
Class                 92,365     1,062,856       206,801     (1,958)          67,026     226,553     1,391,035

Inflation-Adjusted
Bond Fund
Institutional
Class                109,499     2,186,220       418,371     (8,715)          98,416     276,330     2,931,861

NT Diversified
Bond Fund
Institutional
Class                416,572     7,559,595     1,464,150    (16,574)         373,254   1,019,975    10,250,749

NT Emerging
Markets Fund
Institutional
Class                299,005     3,192,312     2,215,553     150,747          30,580     390,776     5,627,174

NT International
Growth Fund
Institutional
Class                424,763     4,883,278     1,751,226      12,882          18,589     725,229     8,506,937
                    --------   -----------   -----------    --------      ----------   ---------   -----------
                               $54,262,070   $16,310,308    $158,432      $1,264,062               $86,486,380
                               ===========   ===========    ========      ==========               ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

(2) Non-income producing.

------

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2007, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

                                        LIVESTRONG                     LIVESTRONG
                         LIVESTRONG        2025         LIVESTRONG        2045
                       2015 Portfolio    Portfolio    2035 Portfolio   Portfolio
NT Diversified
Bond Fund                   32%             35%             --             --

NT Emerging
Markets Fund                 --             33%            28%            25%

NT Equity
Growth Fund                  --             33%             --             --

NT Growth Fund               --             36%             --             --

NT International
Growth Fund                  --             37%             --             --

NT Large Company
Value Fund                   --             33%             --             --

NT Mid Cap
Value Fund                   --             31%             --             --

NT Small
Company Fund                 --             39%             --             --

NT Vista Fund                --             33%            25%             --

As of July 31, 2007, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond, NT Emerging Markets,
NT Equity Growth, NT Growth, NT International Growth, NT Large Company Value,
NT Mid Cap Value, NT Small Company and NT Vista funds.

7. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

------

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 were as follows:

                        LIVESTRONG Income Portfolio    LIVESTRONG 2015 Portfolio
                            2007           2006            2007           2006
DISTRIBUTIONS
PAID FROM

Ordinary income          $1,578,720      $912,480       $3,923,292     $1,669,219

Long-term
capital gains             $404,470        $32,762       $2,334,712      $64,797

                         LIVESTRONG 2025 Portfolio     LIVESTRONG 2035 Portfolio
                            2007           2006            2007           2006
DISTRIBUTIONS
PAID FROM

Ordinary income          $5,667,867     $2,673,015      $2,698,108      $898,223

Long-term
capital gains            $6,171,016      $139,143       $2,535,040      $35,644

                                                       LIVESTRONG 2045 Portfolio
                                                           2007           2006
DISTRIBUTIONS
PAID FROM

Ordinary income                                         $1,417,217      $579,035

Long-term
capital gains                                           $1,800,103      $57,216

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                     LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG    LIVESTRONG
                         Income           2015           2025           2035          2045
                      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
Federal tax cost
of investments      $58,162,301   $168,037,383   $221,102,110   $117,808,083   $79,174,606
                    ===========   ============   ============   ============   ===========
Gross tax
appreciation of
investments          $2,584,459    $10,174,332    $16,955,591    $10,341,323    $7,616,871

Gross tax
depreciation of
investments           (242,128)      (648,219)      (751,154)      (397,523)     (305,097)
                    -----------   ------------   ------------   ------------   -----------
Net tax
appreciation
(depreciation)
of investments       $2,342,331    $ 9,526,113    $16,204,437    $ 9,943,800    $7,311,774
                    ===========   ============   ============   ============   ===========
Undistributed
ordinary income        $210,039     $2,138,574     $2,601,238     $1,171,914      $705,047

Accumulated
long-term gains         $53,052       $294,270       $556,067       $210,385      $141,663

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

10. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended July 31, 2007, as follows:

    LIVESTRONG        LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
 Income Portfolio   2015 Portfolio  2025 Portfolio  2035 Portfolio  2045 Portfolio

     $404,470         $2,334,712      $6,171,016      $2,535,040      $1,800,103

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended July 31, 2007, qualify for the corporate dividends received deduction.

    LIVESTRONG        LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
 Income Portfolio   2015 Portfolio  2025 Portfolio  2035 Portfolio  2045 Portfolio

     $211,274          $673,031        $991,263        $578,899        $407,229

The funds hereby designate qualified dividend income for the fiscal year ended
July 31, 2007, as follows:

    LIVESTRONG        LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
 Income Portfolio   2015 Portfolio  2025 Portfolio  2035 Portfolio  2045 Portfolio

     $212,853          $700,392       $1,056,842       $622,313        $444,246

The funds hereby designate qualified short-term capital gain distributions for purposes of Internal Revenue Code 871 for the fiscal year ended July 31, 2007, as follows:

    LIVESTRONG        LIVESTRONG      LIVESTRONG      LIVESTRONG      LIVESTRONG
 Income Portfolio   2015 Portfolio  2025 Portfolio  2035 Portfolio  2045 Portfolio

     $207,107          $805,714       $1,920,044      $1,279,910       $628,637

------

FINANCIAL HIGHLIGHTS
LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.33        0.37       0.29

 Net Realized and Unrealized Gain (Loss)               0.75      (0.07)       0.52
                                                    -------     -------    -------
 Total From Investment Operations                      1.08        0.30       0.81
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.32)      (0.35)     (0.30)

 From Net Realized Gains                             (0.15)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.47)      (0.36)     (0.30)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $11.06      $10.45     $10.51
                                                    =======     =======    =======

TOTAL RETURN(3)                                      10.51%       2.99%      8.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.20%       0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 3.03%       3.51%   3.16%(5)

Portfolio Turnover Rate                                 22%        120%         6%

Net Assets, End of Period (in thousands)            $44,109     $27,374    $15,572

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.35        0.37       0.34

 Net Realized and Unrealized Gain (Loss)               0.75      (0.05)       0.48
                                                    -------     -------    -------
 Total From Investment Operations                      1.10        0.32       0.82
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.34)      (0.37)     (0.31)

 From Net Realized Gains                             (0.15)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.49)      (0.38)     (0.31)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $11.06      $10.45     $10.51
                                                    =======     =======    -------

TOTAL RETURN(3)                                      10.73%       3.20%      8.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 3.23%       3.71%   3.36%(5)

Portfolio Turnover Rate                                 22%        120%         6%

Net Assets, End of Period (in thousands)             $8,285      $4,409     $3,169

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.45      $10.51     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.31        0.33       0.18

 Net Realized and Unrealized Gain (Loss)               0.74      (0.05)       0.61
                                                    -------     -------    -------
 Total From Investment Operations                      1.05        0.28       0.79
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.30)      (0.33)     (0.28)

 From Net Realized Gains                             (0.15)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.45)      (0.34)     (0.28)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $11.05      $10.45     $10.51
                                                    =======     =======    =======

TOTAL RETURN(3)                                      10.13%       2.83%      7.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.45%       0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.78%       3.26%   2.91%(5)

Portfolio Turnover Rate                                 22%        120%         6%

Net Assets, End of Period (in thousands)             $8,129      $2,966       $940

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $10.44      $10.50      $10.00
                                                    -------     -------     -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.27        0.26        0.29

 Net Realized and Unrealized Gain (Loss)               0.76      (0.01)        0.46
                                                    -------     -------     -------
 Total From Investment Operations                      1.03        0.25        0.75
                                                    -------     -------     -------
Distributions

 From Net Investment Income                          (0.27)      (0.30)      (0.25)

 From Net Realized Gains                             (0.15)      (0.01)          --
                                                    -------     -------     -------
 Total Distributions                                 (0.42)      (0.31)      (0.25)
                                                    -------     -------     -------
Net Asset Value, End of Period                       $11.05      $10.44      $10.50
                                                    =======     =======     =======

TOTAL RETURN(3)                                       9.97%       2.48%       7.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.70%       0.70%    0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.53%       3.01%    2.66%(5)

Portfolio Turnover Rate                                 22%        120%          6%

Net Assets, End of Period (in thousands)               $112         $37          $9

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

------

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.09      $10.93      $10.00
                                                    -------     -------     -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.32        0.37        0.25

 Net Realized and Unrealized Gain (Loss)               1.04        0.11        0.86
                                                    -------     -------     -------
 Total From Investment Operations                      1.36        0.48        1.11
                                                    -------     -------     -------
Distributions

 From Net Investment Income                          (0.27)      (0.31)      (0.18)

 From Net Realized Gains                             (0.27)      (0.01)          --
                                                    -------     -------     -------
 Total Distributions                                 (0.54)      (0.32)      (0.18)
                                                    -------     -------     -------
Net Asset Value, End of Period                       $11.91      $11.09      $10.93
                                                    =======     =======     =======

TOTAL RETURN(3)                                      12.46%       4.46%      11.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.20%       0.20%    0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.74%       3.27%    2.61%(5)

Portfolio Turnover Rate                                 18%        123%          2%

Net Assets, End of Period (in thousands)           $139,725     $89,431     $40,717

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.10      $10.94     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.34        0.33       0.29

 Net Realized and Unrealized Gain (Loss)               1.05        0.17       0.84
                                                    -------     -------    -------
 Total From Investment Operations                      1.39        0.50       1.13
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.29)      (0.33)     (0.19)

 From Net Realized Gains                             (0.27)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.56)      (0.34)     (0.19)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $11.93      $11.10     $10.94
                                                    =======     =======    =======

TOTAL RETURN(3)                                      12.77%       4.67%     11.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.94%       3.47%   2.81%(5)

Portfolio Turnover Rate                                 18%        123%         2%

Net Assets, End of Period (in thousands)            $15,736     $10,439     $3,011

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.07      $10.91      $10.00
                                                    -------     -------     -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.30        0.31        0.17

 Net Realized and Unrealized Gain (Loss)               1.03        0.14        0.91
                                                    -------     -------     -------
 Total From Investment Operations                      1.33        0.45        1.08
                                                    -------     -------     -------
Distributions

 From Net Investment Income                          (0.24)      (0.28)      (0.17)

 From Net Realized Gains                             (0.27)      (0.01)          --
                                                    -------     -------     -------
 Total Distributions                                 (0.51)      (0.29)      (0.17)
                                                    -------     -------     -------
Net Asset Value, End of Period                       $11.89      $11.07      $10.91
                                                    =======     =======     =======

TOTAL RETURN(3)                                      12.20%       4.22%      10.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.45%       0.45%    0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.49%       3.02%    2.36%(5)

Portfolio Turnover Rate                                 18%        123%          2%

Net Assets, End of Period (in thousands)            $19,270      $9,556        $323

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.06      $10.90     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.25        0.19       0.24

 Net Realized and Unrealized Gain (Loss)               1.05        0.23       0.82
                                                    -------     -------    -------
 Total From Investment Operations                      1.30        0.42       1.06
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.21)      (0.25)     (0.16)

 From Net Realized Gains                             (0.27)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.48)      (0.26)     (0.16)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $11.88      $11.06     $10.90
                                                    =======     =======    =======

TOTAL RETURN(3)                                      11.92%       4.05%     10.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.70%       0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.24%       2.77%   2.11%(5)

Portfolio Turnover Rate                                 18%        123%         2%

Net Assets, End of Period (in thousands)             $3,187        $351        $14

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.49      $11.21     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.28        0.34       0.18

 Net Realized and Unrealized Gain (Loss)               1.34        0.27       1.17
                                                    -------     -------    -------
 Total From Investment Operations                      1.62        0.61       1.35
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.24)      (0.31)     (0.14)

 From Net Realized Gains                             (0.52)      (0.02)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.76)      (0.33)     (0.14)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $12.35      $11.49     $11.21
                                                    =======     =======    =======

TOTAL RETURN(3)                                      14.45%       5.48%     13.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.20%       0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.34%       2.98%   2.08%(5)

Portfolio Turnover Rate                                 18%        120%         2%

Net Assets, End of Period (in thousands)           $174,984    $112,202    $53,285

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.51      $11.23     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.31        0.37       0.27

 Net Realized and Unrealized Gain (Loss)               1.34        0.26       1.11
                                                    -------     -------    -------
 Total From Investment Operations                      1.65        0.63       1.38
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.27)      (0.33)     (0.15)

 From Net Realized Gains                             (0.52)      (0.02)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.79)      (0.35)     (0.15)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $12.37      $11.51     $11.23
                                                    =======     =======    =======

TOTAL RETURN(3)                                      14.67%       5.77%     13.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.54%       3.18%   2.28%(5)

Portfolio Turnover Rate                                 18%        120%         2%

Net Assets, End of Period (in thousands)            $44,250     $31,399    $21,458

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.48      $11.19     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.26        0.29       0.12

 Net Realized and Unrealized Gain (Loss)               1.33        0.30       1.20
                                                    -------     -------    -------
 Total From Investment Operations                      1.59        0.59       1.32
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.21)      (0.28)     (0.13)

 From Net Realized Gains                             (0.52)      (0.02)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.73)      (0.30)     (0.13)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $12.34      $11.48     $11.19
                                                    =======     =======    =======

TOTAL RETURN(3)                                      14.17%       5.30%     13.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.45%       0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.09%       2.73%   1.83%(5)

Portfolio Turnover Rate                                 18%        120%         2%

Net Assets, End of Period (in thousands)            $17,076      $7,404       $388

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.46      $11.18     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.22        0.19       0.15

 Net Realized and Unrealized Gain (Loss)               1.34        0.36       1.15
                                                    -------     -------    -------
 Total From Investment Operations                      1.56        0.55       1.30
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.18)      (0.25)     (0.12)

 From Net Realized Gains                             (0.52)      (0.02)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.70)      (0.27)     (0.12)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $12.32      $11.46     $11.18
                                                    =======     =======    =======

TOTAL RETURN(3)                                      13.90%       4.95%     13.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.70%       0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.84%       2.48%   1.58%(5)

Portfolio Turnover Rate                                 18%        120%         2%

Net Assets, End of Period (in thousands)             $1,378        $545        $65

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.85      $11.43     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.24        0.31       0.17

 Net Realized and Unrealized Gain (Loss)               1.71        0.42       1.39
                                                    -------     -------    -------
 Total From Investment Operations                      1.95        0.73       1.56
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.19)      (0.30)     (0.13)

 From Net Realized Gains                             (0.52)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.71)      (0.31)     (0.13)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.09      $11.85     $11.43
                                                    =======     =======    =======

TOTAL RETURN(3)                                      16.86%       6.45%     15.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.20%       0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.87%       2.61%   1.62%(5)

Portfolio Turnover Rate                                 23%        141%         3%

Net Assets, End of Period (in thousands)            $91,220     $52,206    $21,537

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.87      $11.45     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.26        0.30       0.16

 Net Realized and Unrealized Gain (Loss)               1.72        0.45       1.43
                                                    -------     -------    -------
 Total From Investment Operations                      1.98        0.75       1.59
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.22)      (0.32)     (0.14)

 From Net Realized Gains                             (0.52)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.74)      (0.33)     (0.14)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.11      $11.87     $11.45
                                                    =======     =======    =======

TOTAL RETURN(3)                                      17.07%       6.66%     15.98%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.07%       2.81%   1.82%(5)

Portfolio Turnover Rate                                 23%        141%         3%

Net Assets, End of Period (in thousands)            $22,314     $11,104     $3,435

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.83      $11.42     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.21        0.26       0.11

 Net Realized and Unrealized Gain (Loss)               1.72        0.43       1.44
                                                    -------     -------    -------
 Total From Investment Operations                      1.93        0.69       1.55
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.16)      (0.27)     (0.13)

 From Net Realized Gains                             (0.52)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.68)      (0.28)     (0.13)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.08      $11.83     $11.42
                                                    =======     =======    =======

TOTAL RETURN(3)                                      16.67%       6.10%     15.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.45%       0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.62%       2.36%   1.37%(5)

Portfolio Turnover Rate                                 23%        141%         3%

Net Assets, End of Period (in thousands)            $13,378      $5,224       $113

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.82      $11.40     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.18        0.16       0.22

 Net Realized and Unrealized Gain (Loss)               1.71        0.51       1.30
                                                    -------     -------    -------
 Total From Investment Operations                      1.89        0.67       1.52
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.13)      (0.24)     (0.12)

 From Net Realized Gains                             (0.52)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.65)      (0.25)     (0.12)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.06      $11.82     $11.40
                                                    =======     =======    =======

TOTAL RETURN(3)                                      16.30%       5.93%     15.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.70%       0.70%   0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.37%       2.11%   1.12%(5)

Portfolio Turnover Rate                                 23%        141%         3%

Net Assets, End of Period (in thousands)               $975        $296         $6

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.96      $11.54     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.22        0.31       0.12

 Net Realized and Unrealized Gain (Loss)               1.92        0.46       1.56
                                                    -------     -------    -------
 Total From Investment Operations                      2.14        0.77       1.68
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.17)      (0.32)     (0.14)

 From Net Realized Gains                             (0.53)      (0.03)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.70)      (0.35)     (0.14)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.40      $11.96     $11.54
                                                    =======     =======    =======

TOTAL RETURN(3)                                      18.23%       6.76%     16.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.20%       0.20%   0.20%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.62%       2.62%   1.83%(5)

Portfolio Turnover Rate                                 25%        137%        17%

Net Assets, End of Period (in thousands)            $48,229     $22,437     $7,465

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.98      $11.56     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.23        0.35       0.25

 Net Realized and Unrealized Gain (Loss)               1.93        0.44       1.45
                                                    -------     -------    -------
 Total From Investment Operations                      2.16        0.79       1.70
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.19)      (0.34)     (0.14)

 From Net Realized Gains                             (0.53)      (0.03)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.72)      (0.37)     (0.14)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.42      $11.98     $11.56
                                                    =======     =======    =======

TOTAL RETURN(3)                                      18.44%       6.96%     17.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.82%       2.82%   2.03%(5)

Portfolio Turnover Rate                                 25%        137%        17%

Net Assets, End of Period (in thousands)            $28,483     $13,397     $7,181

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.94      $11.53     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.18        0.20       0.07

 Net Realized and Unrealized Gain (Loss)               1.92        0.53       1.59
                                                    -------     -------    -------
 Total From Investment Operations                      2.10        0.73       1.66
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.13)      (0.29)     (0.13)

 From Net Realized Gains                             (0.53)      (0.03)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.66)      (0.32)     (0.13)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.38      $11.94     $11.53
                                                    =======     =======    =======

TOTAL RETURN(3)                                      17.96%       6.51%     16.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.45%       0.45%   0.45%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.37%       2.37%   1.58%(5)

Portfolio Turnover Rate                                 25%        137%        17%

Net Assets, End of Period (in thousands)             $9,091      $4,177       $380

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007       2006     2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.93     $11.51      $10.00
                                                    -------    -------     -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.12       0.12        0.18

 Net Realized and Unrealized Gain (Loss)               1.94       0.59        1.45
                                                    -------    -------     -------
 Total From Investment Operations                      2.06       0.71        1.63
                                                    -------    -------     -------
Distributions

 From Net Investment Income                          (0.10)     (0.26)      (0.12)

 From Net Realized Gains                             (0.53)     (0.03)          --
                                                    -------    -------     -------
 Total Distributions                                 (0.63)     (0.29)      (0.12)
                                                    -------    -------     -------
Net Asset Value, End of Period                       $13.36     $11.93      $11.51
                                                    =======    =======     =======

TOTAL RETURN(3)                                      17.58%      6.24%      16.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.70%      0.70%    0.70%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.12%      2.12%    1.33%(5)

Portfolio Turnover Rate                                 25%       137%         17%

Net Assets, End of Period (in thousands)               $753       $165          $6

(1) August 31, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio,
LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035
Portfolio, and LIVESTRONG 2045 Portfolio (collectively the "Funds"), five of the mutual funds comprising American Century Asset Allocation Portfolios, Inc.
as of July 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
July 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising American Century Asset Allocation Portfolios, Inc. as
of July 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 14, 2007

------

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century Asset Allocation Portfolios, Inc. and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL:

To elect nine Directors to the Board of Directors of American Century Asset
Allocation Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Asset Allocation Portfolios, Inc.):

James E. Stowers, Jr.       For:                 1,416,441,649
                            Withhold:               10,836,309
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                 1,417,375,725
                            Withhold:                9,902,233
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                 1,417,853,110
                            Withhold:                9,424,849
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                 1,417,179,388
                            Withhold:               10,098,571
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                 1,417,931,210
                            Withhold:                9,346,748
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                 1,417,345,399
                            Withhold:                9,932,560
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                 1,417,193,268
                            Withhold:               10,084,690
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                 1,416,594,224
                            Withhold:               10,683,734
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                 1,417,239,775
                            Withhold:               10,038,183
                            Abstain:                         0
                            Broker Non-Vote:                 0

------

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American
Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century
Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed.
No officer is compensated for his or her service as an officer of the funds.
The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR.
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 109
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

------

INDEPENDENT DIRECTORS

THOMAS A. BROWN
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D.
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

------

TIMOTHY S. WEBSTER
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); President and Chief
Executive Officer, American Italian Pasta Company (2001 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

MARYANNE ROEPKE
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November
2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present); and Controller, various American Century funds (1997 to
September 2006)

C. JEAN WADE
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUNDS: Controller (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present)

JON ZINDEL
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

APPROVAL OF MANAGEMENT AGREEMENTS
LIVESTRONG Portfolios

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning LIVESTRONG Income Portfolio, LIVESTRONG
2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio and
LIVESTRONG 2045 Portfolio (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement. The board also had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business.

------

At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the
15(c) Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. LIVESTRONG Income Portfolio's performance for both the one- and three-year periods was above the median for its peer group. LIVESTRONG 2015
Portfolio's and LIVESTRONG 2035 Portfolio's performance fell below the median for both the one- and three-year periods during part of the past year.
LIVESTRONG 2025 Portfolio's performance fell below the median for the one-year period and was equal to the median for the three-year period. LIVESTRONG 2045
Portfolio's performance was slightly below the median for the one-year period and above the median for the three-year period. The board discussed the funds'
performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds

------

not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval.
The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the portion of the expenses incurred by the underlying funds to the total expense ratio of other funds in the funds' peer group. The expenses of LIVESTRONG
Income Portfolio were in the lowest quartile of the total expense ratios of its peer group. All other funds' expenses were above the median of the total expense ratios of their respective peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

------

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

SHARE CLASS INFORMATION

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares; the total expense ratios of the Advisor Class and R Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of Institutional Class shares is 0.20% less than the total expense ratio of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.25% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee. The total expense ration of R Class shares is 0.50% higher than the total expense ration of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (Europe, Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM® (Emerging Markets) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------

NOTES

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[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0709
SH-ANN-56322N

[front cover

AMERICAN CENTURY INVESTMENTS
Annual Report               July 31, 2007

[photo of summer]

One Choice Portfolio(SM): Very Conservative
One Choice Portfolio(SM): Conservative
One Choice Portfolio(SM): Moderate
One Choice Portfolio(SM): Aggressive
One Choice Portfolio(SM): Very Aggressive

[american century investments logo and text logo]

OUR MESSAGE TO YOU

We have the privilege of providing you with the annual report for the American
Century® One Choice Portfolios for the 12 months ended July 31, 2007, to help you monitor your investment.

2007 has been an eventful year for the financial markets and for us. While the markets experienced subprime-related turbulence, we've been working to secure a smooth executive leadership transition. In our semiannual report, we announced the promotion of former international equity chief investment officer (CIO) Enrique Chang to overall CIO. One of Enrique's immediate challenges was to hire a new international equity CIO, which he accomplished in May when Mark On joined us from AXA Rosenberg. Enrique also hired Steve
Lurito from MUUS Asset Management LLC in July to fill our vacant U.S. growth equity CIO position.

We also announced the promotion of Jonathan Thomas to chief executive officer, effective March 1. In June, Jonathan hired Barry Fink, who came to us from
Morgan Stanley, as chief operating officer. This completed our leadership transition, and helped make it possible for my son, Jim Stowers III, to step down from the American Century Companies, Inc. (ACC) board of directors at the end of July to focus on his new business ventures. I remain co-chair of the
ACC board with Richard Brown, who has been on the board since 1998 and also co-chairs the Stowers Institute for Medical Research board.

Jim's recent departure, after he relinquished his executive leadership and investment management responsibilities in early 2005, reflects his comfort with the firm's direction and new leadership. As with Jim before them, we've been energized by the skills and experience brought to the leadership team by
Jonathan, Enrique, Barry, Mark, and Steve. They've already had a positive impact on the development and management of the products and services we take pride in delivering to you.

[photo of James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

PERFORMANCE
One Choice Portfolios

Total Returns as of July 31, 2007
                                                       Average Annual
                                                          Returns
                                                                        Inception
                                            1 year    Since Inception      Date
ONE CHOICE PORTFOLIO:
VERY CONSERVATIVE -- INVESTOR CLASS         7.23%          5.62%         9/30/04

ONE CHOICE PORTFOLIO:
CONSERVATIVE -- INVESTOR CLASS              10.41%         8.08%         9/30/04

ONE CHOICE PORTFOLIO:
MODERATE -- INVESTOR CLASS                  14.56%         11.61%        9/30/04

ONE CHOICE PORTFOLIO:
AGGRESSIVE -- INVESTOR CLASS                18.78%         14.16%        9/30/04

ONE CHOICE PORTFOLIO:
VERY AGGRESSIVE -- INVESTOR CLASS           21.87%         16.42%        9/30/04

RUSSELL 3000 INDEX(1)                       16.08%         12.60%           --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX(1)(2)           5.55%          3.43%            --

LEHMAN BROTHERS
U.S. AGGREGATE INDEX(1)                     5.58%          3.37%            --

(1) Data provided by Lipper Inc. - A Reuters Company. © 2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) In September of 2006, the portfolios changed their fixed income index from the Lehman Brothers U.S. Aggregate Index to the Citigroup US Broad
Investment-Grade Bond Index. The fund's investment advisor believes this index better represents the fixed income portion of the fund's portfolio composition.

The Russell 3000 Index represents approximately 98% of investable U.S. equity market and provides a broad measure of equity performance. The Lehman Brothers
U.S. Aggregate Index and the Citigroup US Broad Investment-Grade Bond Index
represent the U.S. investment-grade fixed-rate bond market and provide a broad measure of bond market performance. Performance for these indices is provided for reference only. None of the indices are intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the portfolio's asset allocations as of July 31, 2007.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
2

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
3

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Moderate
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
4

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended July 31
                                                   2005*       2006      2007
One Choice Portfolio:
Very Conservative -- Investor Class                5.43%      3.27%     7.23%

One Choice Portfolio:
Conservative -- Investor Class                     8.08%      4.45%     10.41%

One Choice Portfolio:
Moderate -- Investor Class                         11.71%     6.68%     14.56%

One Choice Portfolio:
Agressive -- Investor Class                        13.61%     7.84%     18.78%

One Choice Portfolio:
Very Aggressive -- Investor Class                  15.81%     9.00%     21.87%

Russell 3000 Index                                 14.67%     5.14%     16.08%

Citigroup US Broad
Investment-Grade Bond Index                        2.72%      1.47%     5.55%

Lehman Brothers U.S. Aggregate Index               2.55%      1.46%     5.58%

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
5

PORTFOLIO COMMENTARY
One Choice Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

All five of the One Choice Portfolios enjoyed strong results for the year ended July 31, 2007. Returns ranged from 7.23% for One Choice: Very
Conservative to 21.87% for One Choice: Very Aggressive (see pages 2-5 for more detailed performance information). The Portfolios' performance reflected double-digit gains for stocks, both in the U.S. and overseas, as well as solid gains in the bond market.

Because of the Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

U.S. stocks produced robust returns during the past year despite an economic slowdown brought on by a sharp decline in the housing market. Corporate earnings growth decelerated -- ending a streak of double-digit quarterly earnings growth for the S&P 500 Index that began in 2002 -- but continued to outshine expectations. In addition, heavy merger activity provided support for stocks thanks to a deluge of leveraged buy-outs from private equity firms.

Although the broad stock indexes returned more than 15% for the one-year period, the market hit a couple of speed bumps over the last six months.
Stocks stumbled in late February, mirroring a drop in the Chinese stock market, but rebounded quickly in early March. The market grew choppy in the last two months and ended the period with a sharp decline as higher energy prices and deteriorating credit conditions -- sparked by problems in the subprime lending industry -- weighed on investor confidence.

Mid-cap stocks led the market's advance, followed by large-cap shares, while small-cap issues lagged. After trailing value stocks for six consecutive years, growth-oriented issues outperformed by a wide margin over the past 12 months.

International stocks outperformed the domestic market as improving global economic conditions and a declining U.S. dollar boosted foreign markets. The top performers were emerging markets, with Latin America generating the largest gains. Among developed markets, European bourses posted the best returns, while Japanese shares lagged as a burgeoning economic recovery in the country appeared to stall.

Market Index Total Returns
For the 12 months ended July 31, 2007

U.S. STOCKS
Russell 1000 (Large-Cap)(1)                     16.45%
Russell Midcap(1)                               18.93%
Russell 2000 (Small-Cap)(1)                     12.12%

INTERNATIONAL STOCKS
MSCI EAFE                                       23.91%
MSCI EM                                         50.94%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(1)                5.58%
10-Year U.S. Treasury Note                       5.87%
90-Day U.S. Treasury Bill(1)                     5.21%

INTERNATIONAL BONDS
Citigroup Non-U.S. World Government Bond         4.86%

(1) Data provided by Lipper Inc. -- A Reuters Company. © 2007 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
6

One Choice Portfolios

BOND MARKET REVIEW

The U.S. bond market delivered solid gains during the period as interest rates declined overall. The Federal Reserve (the Fed) held short-term interest rates steady throughout the one-year period as economic activity decelerated while inflation remained above the Fed's comfort level, largely because of stubbornly high energy prices.

Although bond yields fluctuated in response to economic data, energy price volatility, and subprime lending woes, yields were little changed overall between July 2006 and June 2007. In July 2007, however, a "flight to quality"
resulting from a worsening credit environment led to a sizable decline in yields, producing higher bond prices.

High-yield corporate bonds were the best performers for the one-year period, though they underperformed in the flight to quality late in the period. In contrast, Treasury bonds benefited the most from the flight to quality, and as a result they generated the best returns among investment-grade bond sectors.

Foreign bonds also produced positive results as the U.S. dollar fell against most major currencies (with the notable exception of the Japanese yen).
Overseas bond returns were positive despite stronger economic growth that led central banks in many countries to raise interest rates.

Underlying Fund Allocations as a % of net assets as of July 31, 2007(1)
                      Very                                                  Very
                  Conservative   Conservative   Moderate   Aggressive    Aggressive

Equity Growth
Fund                  4.4%           8.3%         15.1%       13.7%        16.9%

Growth Fund           3.0%           5.3%         8.5%        15.1%        18.4%

Large Company
Value Fund            7.7%           10.6%        9.2%        8.2%         10.2%

Real Estate Fund      1.8%           1.9%         1.9%        1.9%          1.9%

Small Company
Fund                  0.9%           1.4%         1.9%        2.1%          2.4%

Value Fund            4.0%           5.7%         4.3%        3.6%          4.8%

Vista Fund            1.5%           4.0%         7.1%        13.8%        16.9%

Emerging
Markets Fund           --             --          4.2%        6.8%          7.9%

International
Growth Fund            --            6.0%         10.0%       12.5%        15.6%

Diversified
Bond Fund             40.4%          37.5%        25.5%       15.3%         2.0%

High-Yield Fund        --             --          1.9%        3.9%           --

International
Bond Fund             11.3%          9.3%         4.2%        1.0%          1.0%

Prime Money
Market Fund           24.8%          9.8%         6.1%        2.0%          2.0%

Other Assets
and Liabilities       0.2%           0.2%         0.1%        0.1%         --(2)

(1) Underlying fund investments represent Investor Class.

(2) Category is less than 0.05% of total net assets.

------
7

One Choice Portfolios

PORTFOLIO PERFORMANCE

Each One Choice Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See page 7 for the specific underlying fund allocations for each
One Choice Portfolio.)

With one exception, the equity funds in the One Choice Portfolios registered double-digit gains for the one-year period. Emerging Markets was the top performer, advancing sharply thanks to surging markets in developing countries. International Growth also produced a healthy gain for the period.
Among domestic holdings, Vista was the best performer, reflecting the outperformance of mid-cap stocks. The Portfolios' large-cap growth component, which includes Growth and Equity Growth, also fared well. The exception was
Real Estate, which posted a fractionally positive return overall in the wake of a double-digit decline in the last few months of the period. Real Estate stocks fell as the worsening environment for debt financing reduced the likelihood of private equity buyouts in the sector.

The performance of the Portfolios' fixed-income funds were in line with the broad returns of the bond market. International Bond was the best performer, followed by Diversified Bond and High-Yield. Prime Money Market provided principal protection and a return that outpaced the three-month U.S. Treasury bill.

Types of Investments in Portfolios as a % of net assets as of July 31, 2007
                         Very                                                 Very
                     Conservative   Conservative   Moderate   Aggressive   Aggressive

EQUITY

 Large Cap
 Value                  11.7%           16.3%        13.5%       11.8%        15.0%

 Large Cap
 Blend                   4.4%           8.3%         15.1%       13.7%        16.9%

 Large Cap
 Blend --
 International            --            6.0%         10.0%       12.5%        15.6%

 Large Cap
 Growth                  3.0%           5.3%         8.5%        15.1%        18.4%

 Large Cap
 Growth --
 International            --             --          4.2%        6.8%         7.9%

 Mid Cap
 Growth                  1.5%           4.0%         7.1%        13.8%        16.9%

 Small Cap
 Value                   0.9%           1.4%         1.9%        2.1%         2.4%

 Real Estate             1.8%           1.9%         1.9%        1.9%         1.9%

TOTAL EQUITY            23.3%           43.2%        62.2%       77.7%        95.0%

FIXED INCOME

 Investment
 Grade                  40.4%           37.5%        25.5%       15.3%        2.0%

 High-Yield               --             --          1.9%        3.9%          --

 International          11.3%           9.3%         4.2%        1.0%         1.0%

TOTAL FIXED-INCOME      51.7%           46.8%        31.6%       20.2%        3.0%

MONEY MARKET            24.8%           9.8%         6.1%        2.0%         2.0%

OTHER ASSETS AND
LIABILITIES              0.2%           0.2%         0.1%        0.1%         --(1)

(1) Category is less than 0.05% of total net assets.

------
8

One Choice Portfolios

PORTFOLIO STRATEGY

Each Portfolio has a "neutral" asset mix that remains constant, but we typically make modest adjustments to each Portfolio's actual asset mix to add value and improve the Portfolios' ability to meet their investment objectives.
Over the past year, we shifted to a slight overweight position in bonds and a matching underweight position in stocks. This defensive posture reflected our expectations for a softer economy, weaker corporate earnings, and a declining
U.S. dollar. In general, this positioning detracted modestly from overall performance as stocks continued to outperform.

Within the equity component of the Portfolios, we remained overweight in large-cap stocks, which tend to hold up better in a weaker economic environment because of their relatively consistent cash flows, and underweight in mid- and smaller-company issues. Results from this positioning were generally positive -- our large-cap overweight helped as large-cap stocks posted strong gains, and although our mid-cap underweight hurt as mid-cap shares outperformed, we benefited from strong stock selection in this segment of the market. We also moved back to a neutral position in mid-cap issues toward the end of the period.

The overweight in fixed-income securities consisted entirely of a modest position in international bonds, which was based on our expectations for a declining dollar given weaker economic activity in the U.S. and expanding economies overseas. Domestically, we held an underweight in corporate bonds, a defensive position designed to protect against "event risk"-- the risk of a leveraged buyout, share buyback, or special dividend that benefits stockholders at the expense of bondholders. For the Portfolios that have exposure to High-Yield, we moved to an underweight position in the last half of the period as the yield gap between Treasury and high-yield bonds reached historically narrow levels.

STARTING POINT FOR NEXT REPORTING PERIOD

Although corporate earnings have held up better than expected, the dollar's decline has played a key role -- 49% of the sales for the companies in the S&P
500 come from foreign operations, and a weaker dollar makes those overseas revenues worth more at home. Going forward, however, we expect the economic slowdown of the past year to take its toll on corporate profits as consumer spending succumbs to higher gas prices and declining mortgage equity withdrawals.

Market volatility has increased considerably in recent months, and we expect that to continue going forward. This environment reinforces our conservative tactical positioning for the Portfolios -- slightly underweight in stocks and a modest overweight in bonds.

------
9

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
10

                                                                  Effective
                                         Expenses                 Expenses
                                         Paid                     Paid
                 Beginning   Ending      During                   During       Effective
                 Account     Account     Period(1)   Annualized   Period(2)   Annualized
                   Value       Value     2/1/07 -      Expense    2/1/07 -      Expense
                   2/1/07     7/31/07     7/31/07     Ratio(1)     7/31/07     Ratio(2)

One Choice Portfolio: Very Conservative
Actual             $1,000    $1,017.30     $0.00      0.00%(3)      $3.45        0.69%
Hypothetical       $1,000    $1,024.79     $0.00      0.00%(3)      $3.46        0.69%

One Choice Portfolio: Conservative
Actual             $1,000    $1,024.80     $0.00      0.00%(3)      $3.87        0.77%
Hypothetical       $1,000    $1,024.79     $0.00      0.00%(3)      $3.86        0.77%

One Choice Portfolio: Moderate
Actual             $1,000    $1,038.70     $0.00      0.00%(3)      $4.35        0.86%
Hypothetical       $1,000    $1,024.79     $0.00      0.00%(3)      $4.31        0.86%

One Choice Portfolio: Aggressive
Actual             $1,000    $1,056.30     $0.00      0.00%(3)      $4.79        0.94%
Hypothetical       $1,000    $1,024.79     $0.00      0.00%(3)      $4.71        0.94%

One Choice Portfolio: Very Aggressive
Actual             $1,000    $1,067.30     $0.00      0.00%(3)      $5.13        1.00%
Hypothetical       $1,000    $1,024.79     $0.00      0.00%(3)      $5.01        1.00%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the fund's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------
11

SCHEDULE OF INVESTMENT
One Choice Portfolios

JULY 31, 2007

Shares                                                                      Value

One Choice Portfolio: Very Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 40.4%
    1,672,271  Diversified Bond Fund Investor Class                   $16,538,761
                                                                     ------------
MONEY MARKET FUNDS -- 24.8%
   10,152,022  Prime Money Market Fund Investor Class                  10,152,022
                                                                     ------------
DOMESTIC EQUITY FUNDS -- 23.3%
       68,751  Equity Growth Fund Investor Class                        1,784,088
       51,420  Growth Fund Investor Class                               1,225,339
      412,204  Large Company Value Fund Investor Class                  3,136,872
       28,932  Real Estate Fund Investor Class                            756,572
       38,129  Small Company Fund Investor Class                          385,103
      217,015  Value Fund Investor Class                                1,653,654
       29,213  Vista Fund Investor Class                                  615,226
                                                                     ------------
                                                                        9,556,854
                                                                     ------------
INTERNATIONAL FIXED INCOME FUNDS -- 11.3%
      329,535  International Bond Fund Investor Class                   4,636,557
                                                                     ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $40,160,543)                                                     40,884,194
                                                                     ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                       98,621
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                            $40,982,815
                                                                     ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                                      Value

One Choice Portfolio: Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 37.5%
    8,653,564  Diversified Bond Fund Investor Class                  $ 85,583,748
                                                                     ------------
DOMESTIC EQUITY FUNDS -- 37.2%
      725,342  Equity Growth Fund Investor Class                       18,822,625
      502,880  Growth Fund Investor Class                              11,983,630
    3,167,995  Large Company Value Fund Investor Class                 24,108,442
      161,780  Real Estate Fund Investor Class                          4,230,547
      319,768  Small Company Fund Investor Class                        3,229,657
    1,713,124  Value Fund Investor Class                               13,054,005
      438,398  Vista Fund Investor Class                                9,232,662
                                                                     ------------
                                                                       84,661,568
                                                                     ------------
MONEY MARKET FUNDS -- 9.8%
   22,372,011  Prime Money Market Fund Investor Class                  22,372,011
                                                                     ------------
INTERNATIONAL FIXED INCOME FUNDS -- 9.3%
    1,507,491  International Bond Fund Investor Class                  21,210,398
                                                                     ------------
INTERNATIONAL EQUITY FUNDS -- 6.0%
      988,506  International Growth Fund Investor Class                13,611,728
                                                                     ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $217,686,311)                                                   227,439,453
                                                                     ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                      390,104
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $227,829,557
                                                                     ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
12

One Choice Portfolios

Shares                                                                      Value

One Choice Portfolio: Moderate

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 48.0%
    3,413,200  Equity Growth Fund Investor Class                     $ 88,572,541
    2,102,736  Growth Fund Investor Class                              50,108,199
    7,069,404  Large Company Value Fund Investor Class                 53,798,165
      417,609  Real Estate Fund Investor Class                         10,920,475
    1,100,773  Small Company Fund Investor Class                       11,117,807
    3,318,289  Value Fund Investor Class                               25,285,362
    1,982,955  Vista Fund Investor Class                               41,761,032
                                                                     ------------
                                                                      281,563,581
                                                                     ------------
DOMESTIC FIXED INCOME FUNDS -- 27.4%
   15,108,434  Diversified Bond Fund Investor Class                   149,422,412
    1,870,879  High-Yield Fund Investor Class                          11,487,197
                                                                     ------------
                                                                      160,909,609
                                                                     ------------
INTERNATIONAL EQUITY FUNDS -- 14.2%
    2,195,578  Emerging Markets Fund Investor Class                    24,656,341
    4,254,581  International Growth Fund Investor Class                58,585,580
                                                                     ------------
                                                                       83,241,921
                                                                     ------------
MONEY MARKET FUNDS -- 6.1%
   35,573,044  Prime Money Market Fund Investor Class                  35,573,044
                                                                     ------------
INTERNATIONAL FIXED INCOME FUNDS -- 4.2%
    1,731,065  International Bond Fund Investor Class                  24,356,085
                                                                     ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $544,532,357)                                                   585,644,240
                                                                     ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                      732,312
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $586,376,552
                                                                     ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

Shares                                                                      Value

One Choice Portfolio: Aggressive

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 58.4%
   2,088,338  Equity Growth Fund Investor Class                      $ 54,192,371
   2,513,849  Growth Fund Investor Class                               59,905,023
   4,284,730  Large Company Value Fund Investor Class                  32,606,795
     282,762  Real Estate Fund Investor Class                           7,394,226
     838,718  Small Company Fund Investor Class                         8,471,052
   1,872,957  Value Fund Investor Class                                14,271,932
   2,594,601  Vista Fund Investor Class                                54,642,297
                                                                     ------------
                                                                      231,483,696
                                                                     ------------
INTERNATIONAL EQUITY FUNDS -- 19.3%
   2,417,645  Emerging Markets Fund Investor Class                     27,150,153
   3,602,665  International Growth Fund Investor Class                 49,608,697
                                                                     ------------
                                                                       76,758,850
                                                                     ------------
DOMESTIC FIXED INCOME FUNDS -- 19.2%
   6,140,346  Diversified Bond Fund Investor Class                     60,728,022
   2,534,166  High-Yield Fund Investor Class                           15,559,779
                                                                     ------------
                                                                       76,287,801
                                                                     ------------
MONEY MARKET FUNDS -- 2.0%
   8,031,973  Prime Money Market Fund Investor Class                    8,031,973
                                                                     ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.0%
     293,166  International Bond Fund Investor Class                    4,124,846
                                                                     ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $355,050,359)                                                   396,687,166
                                                                     ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                      334,715
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $397,021,881
                                                                     ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
13

One Choice Portfolios

Shares                                                                      Value

One Choice Portfolio: Very Aggressive

Mutual Funds(1) -- 100.0%

DOMESTIC EQUITY FUNDS -- 71.5%
   1,097,999  Equity Growth Fund Investor Class                      $ 28,493,074
   1,304,700  Growth Fund Investor Class                               31,091,001
   2,258,544  Large Company Value Fund Investor Class                  17,187,520
     120,735  Real Estate Fund Investor Class                           3,157,220
     397,812  Small Company Fund Investor Class                         4,017,901
   1,065,877  Value Fund Investor Class                                 8,121,983
   1,352,983  Vista Fund Investor Class                                28,493,822
                                                                     ------------
                                                                      120,562,521
                                                                     ------------
INTERNATIONAL EQUITY FUNDS -- 23.5%
   1,189,434  Emerging Markets Fund Investor Class                     13,357,344
   1,906,138  International Growth Fund Investor Class                 26,247,520
                                                                     ------------
                                                                       39,604,864
                                                                     ------------
DOMESTIC FIXED INCOME FUNDS -- 2.0%
     349,452  Diversified Bond Fund Investor Class                      3,456,080
                                                                     ------------
MONEY MARKET FUNDS -- 2.0%
   3,427,061  Prime Money Market Fund Investor Class                    3,427,061
                                                                     ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.0%
     125,026  International Bond Fund Investor Class                    1,759,116
                                                                     ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $147,542,914)                                                   168,809,642
                                                                     ------------
OTHER ASSETS AND LIABILITIES(2)                                            34,197
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $168,843,839
                                                                     ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2) Category is less than 0.05% of total net assets..

See Notes to Financial Statements.

------
14

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2007
                                             Very
                                     Conservative    Conservative        Moderate
ASSETS

Investment securities in
affiliates, at value (cost of
$40,160,543, $217,686,311 and
$544,532,357, respectively)           $40,884,194    $227,439,453    $585,644,240

Cash                                           91              55              74

Distributions receivable from
affiliates                                 98,530         390,049         732,238
                                     ------------    ------------    ------------

NET ASSETS                            $40,982,815    $227,829,557    $586,376,552
                                     ============    ============    ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                             3,883,145      20,023,945      46,598,206
                                     ============    ============    ============

NET ASSET VALUE PER SHARE                  $10.55          $11.38          $12.58
                                     ============    ============    ============

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                      $40,154,369    $216,515,565    $539,453,770

Undistributed net investment
income                                    146,702         574,402       1,076,463

Accumulated undistributed net
realized gain (loss) on
investment transactions                  (41,907)         986,448       4,734,436

Net unrealized appreciation on
investments                               723,651       9,753,142      41,111,883
                                     ------------    ------------    ------------
                                      $40,982,815    $227,829,557    $586,376,552
                                     ============    ============    ============

See Notes to Financial Statements.

------
15

JULY 31, 2007
                                                                             Very
                                                       Aggressive      Aggressive
ASSETS

Investment securities in affiliates, at value
(cost of $355,050,359 and $147,542,914,
respectively)                                        $396,687,166    $168,809,642

Cash                                                           99              83

Receivable for capital shares sold                             --           8,870

Distributions receivable from affiliates                  334,616          25,244
                                                     ------------    ------------

NET ASSETS                                           $397,021,881    $168,843,839
                                                     ============    ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                                            28,991,841      11,583,439
                                                     ============    ============

NET ASSET VALUE PER SHARE                                  $13.69          $14.58
                                                     ============    ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)              $349,127,264    $145,360,312

Undistributed net investment income                     2,560,142         542,638

Undistributed net realized gain on investment
transactions                                            3,697,668       1,674,161

Net unrealized appreciation on investments             41,636,807      21,266,728
                                                     ------------    ------------
                                                     $397,021,881    $168,843,839
                                                     ============    ============

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 2007
                                             Very
                                     Conservative    Conservative        Moderate
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates          $1,238,354     $ 5,554,626     $12,596,277
                                      -----------     -----------     -----------

EXPENSES:

Directors' fees and expenses                  517           2,830           7,013
                                      -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)            1,237,837       5,551,796      12,589,264
                                      -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in
underlying funds                         (57,829)          15,943         183,753

Capital gain distributions
received from underlying funds            151,465       1,248,851       5,068,675
                                      -----------     -----------     -----------
                                           93,636       1,264,794       5,252,428
                                      -----------     -----------     -----------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS                               599,099       8,245,024      34,772,872
                                      -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS)                                    692,735       9,509,818      40,025,300
                                      -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS       $1,930,572     $15,061,614     $52,614,564
                                      ===========     ===========     ===========

See Notes to Financial Statements.

------
17

YEAR ENDED JULY 31, 2007
                                                                             Very
                                                       Aggressive      Aggressive
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates                         $ 7,527,567     $ 2,338,902
                                                      -----------     -----------

EXPENSES:

Directors' fees and expenses                                4,887           2,038
                                                      -----------     -----------

NET INVESTMENT INCOME (LOSS)                            7,522,680       2,336,864
                                                      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds                   248,953         107,976

Capital gain distributions received
from underlying funds                                   3,786,253       1,835,083
                                                      -----------     -----------
                                                        4,035,206       1,943,059
                                                      -----------     -----------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS                          36,566,103      18,579,766
                                                      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                40,601,309      20,522,825
                                                      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                       $48,123,989     $22,859,689
                                                      ===========     ===========

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                                 Very Conservative                    Conservative
Increase
(Decrease) in Net
Assets                        2007            2006            2007            2006

OPERATIONS

Net investment
income (loss)           $1,237,837       $ 482,566     $ 5,551,796     $ 2,293,357

Net realized gain
(loss)                      93,636        (32,553)       1,264,794         241,594

Change in net
unrealized
appreciation
(depreciation)             599,099          10,991       8,245,024         639,449
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in net
assets resulting
from operations          1,930,572         461,004      15,061,614       3,174,400
                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income      (1,153,304)       (445,170)     (5,231,274)     (2,121,359)

From net realized
gains                     (69,135)        (12,349)       (467,169)        (54,085)
                      ------------    ------------    ------------    ------------
Decrease in net
assets from
distributions          (1,222,439)       (457,519)     (5,698,443)     (2,175,444)
                      ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold             29,687,745      15,527,335     138,628,869      85,607,594

Proceeds from
reinvestment of
distributions            1,174,189         438,945       5,503,221       2,099,406

Payments for
shares redeemed       (10,439,388)     (6,249,815)    (36,050,020)    (21,504,844)
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in net
assets from
capital share
transactions            20,422,546       9,716,465     108,082,070      66,202,156
                      ------------    ------------    ------------    ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                  21,130,679       9,719,950     117,445,241      67,201,112

NET ASSETS

Beginning of
period                  19,852,136      10,132,186     110,384,316      43,183,204
                      ------------    ------------    ------------    ------------
End of period          $40,982,815     $19,852,136    $227,829,557    $110,384,316
                      ============    ============    ============    ============

Undistributed net
investment income         $146,702         $62,169        $574,402        $253,880
                      ============    ============    ============    ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                     2,818,872       1,524,331      12,377,036       8,083,889

Issued in
reinvestment of
distributions              112,054          43,390         491,552         200,128

Redeemed                 (988,497)       (613,143)     (3,195,492)     (2,030,348)
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in
shares of the fund       1,942,429         954,578       9,673,096       6,253,669
                      ============    ============    ============    ============

See Notes to Financial Statements.

------
19

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                                          Moderate                      Aggressive
Increase
(Decrease) in Net
Assets                        2007            2006            2007            2006

OPERATIONS

Net investment
income (loss)         $ 12,589,264     $ 4,955,123     $ 7,522,680     $ 3,222,238

Net realized gain
(loss)                   5,252,428       1,015,983       4,035,206         821,545

Change in net
unrealized
appreciation
(depreciation)          34,772,872       3,109,672      36,566,103       2,197,038
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in net
assets resulting
from operations         52,614,564       9,080,778      48,123,989       6,240,821
                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income     (11,946,777)     (4,656,349)     (6,046,156)     (2,399,441)

From net realized
gains                  (1,486,925)        (85,464)     (1,127,285)        (60,490)
                      ------------    ------------    ------------    ------------
Decrease in net
assets from
distributions         (13,433,702)     (4,741,813)     (7,173,441)     (2,459,931)
                      ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold            350,149,847     184,059,502     206,152,389     145,803,669

Proceeds from
reinvestment of
distributions           12,997,995       4,577,903       7,051,677       2,416,686

Payments for
shares redeemed       (69,562,395)    (36,678,759)    (48,482,618)    (25,274,500)
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in net
assets from
capital share
transactions           293,585,447     151,958,646     164,721,448     122,945,855
                      ------------    ------------    ------------    ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                 332,766,309     156,297,611     205,671,996     126,726,745

NET ASSETS

Beginning of
period                 253,610,243      97,312,632     191,349,885      64,623,140
                      ------------    ------------    ------------    ------------
End of period         $586,376,552    $253,610,243    $397,021,881    $191,349,885
                      ============    ============    ============    ============

Undistributed net
investment income       $1,076,463        $433,976      $2,560,142      $1,083,618
                      ============    ============    ============    ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                    28,824,439      16,339,558      15,967,469      12,363,087

Issued in
reinvestment of
distributions            1,067,879         413,171         552,206         210,696

Redeemed               (5,659,266)     (3,261,353)     (3,696,019)     (2,147,138)
                      ------------    ------------    ------------    ------------
Net increase
(decrease) in
shares of the fund      24,233,052      13,491,376      12,823,656      10,426,645
                      ============    ============    ============    ============

See Notes to Financial Statements.

------
20

YEARS ENDED JULY 31, 2007 AND JULY 31, 2006
                                                                   Very Aggressive
Increase (Decrease) in Net Assets                             2007            2006

OPERATIONS

Net investment income (loss)                           $ 2,336,864     $ 1,031,204

Net realized gain (loss)                                 1,943,059         253,117
Change in net unrealized appreciation
(depreciation)                                          18,579,766       1,333,630
                                                      ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                         22,859,689       2,617,951
                                                      ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                             (1,998,188)       (877,225)

From net realized gains                                  (491,017)        (26,412)
                                                      ------------    ------------
Decrease in net assets from distributions              (2,489,205)       (903,637)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                               94,590,521      62,885,135

Proceeds from reinvestment of distributions              2,423,425         882,423

Payments for shares redeemed                          (25,802,240)    (13,869,437)
                                                      ------------    ------------
Net increase (decrease) in net assets from
capital share transactions                              71,211,706      49,898,121
                                                      ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                   91,582,190      51,612,435

NET ASSETS

Beginning of period                                     77,261,649      25,649,214
                                                      ------------    ------------
End of period                                         $168,843,839     $77,261,649
                                                      ============    ============

Undistributed net investment income                       $542,638        $203,962
                                                      ============    ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                     6,950,789       5,154,430

Issued in reinvestment of distributions                    180,583          74,592

Redeemed                                               (1,866,727)     (1,143,694)
                                                      ------------    ------------
Net increase (decrease) in shares of the fund            5,264,645       4,085,328
                                                      ============    ============

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2007

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds,"
meaning that substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

------
22

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a second objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the
United States.

MONEY MARKET FUNDS

PRIME MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/ Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by, or in accordance with procedures adopted by, the Board of Directors/ Trustees or its designee if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

------
23

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century
Investment Services, Inc., and the corporation's transfer agent, American
Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global
Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the year ended July 31, 2007, were as follows:

                  Very                                                        Very
              Conservative   Conservative     Moderate      Aggressive     Aggressive

Purchases      $26,086,261   $121,090,175   $327,127,614   $189,036,615   $82,406,603

Proceeds
from sales     $5,553,104     $12,123,808    $29,766,496    $20,371,918    $9,537,699

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24

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the year ended July 31, 2007 follows:

                                                                                                    July 31, 2007
                     July 31,
                       2006
Fund/                  Share        Purchase         Sales       Realized    Distributions      Share         Market
Underlying Fund       Balance         Cost           Cost       Gain (Loss)   Received(1)      Balance        Value

One Choice Portfolio: Very Conservative

Diversified Bond
Fund Investor
Class                   788,890     $10,520,301     $1,737,175    $(42,353)        $584,034    1,672,271     $16,538,761

Prime Money
Market Fund
Investor Class        4,928,595       6,500,158      1,276,731           --         386,737   10,152,022      10,152,022

Equity Growth
Fund Investor
Class                    40,991       1,199,620        499,145        5,136          79,855       68,751       1,784,088

Growth Fund
Investor Class           28,952         722,110        227,698          799             630       51,420       1,225,339

Large Company
Value Fund
Investor Class          218,520       1,988,897        556,402        (524)          68,008      412,204       3,136,872

Real Estate Fund
Investor Class           13,617         578,768        110,990      (8,621)          74,301       28,932         756,572

Small Company
Fund Investor
Class                    19,521         256,004         71,878      (1,209)          15,311       38,129         385,103

Value Fund
Investor Class          124,597       1,031,218        322,048      (3,075)         104,439      217,015       1,653,654

Vista Fund
Investor Class           23,366         503,001        328,301        5,632           1,874       29,213         615,226

International
Bond Fund
Investor Class          161,605       2,786,184        480,565     (13,614)          74,630      329,535       4,636,557
                     ----------     -----------     ----------    ---------      ----------   ----------     -----------
                                    $26,086,261     $5,610,933    $(57,829)      $1,389,819                  $40,884,194
                                    ===========     ==========    =========      ==========                  ===========

One Choice Portfolio: Conservative

Diversified Bond
Fund Investor
Class                 4,061,092     $46,757,800       $990,740    $(30,066)      $2,939,165    8,653,564     $85,583,748

Equity Growth
Fund Investor
Class                   410,926       9,921,317      1,900,554       10,362         773,352      725,342      18,822,625

Growth Fund
Investor Class          268,644       5,995,213        801,783        1,821           5,858      502,880      11,983,630

Large Company
Value Fund
Investor Class        1,703,728      12,415,389      1,483,203        5,038         501,413    3,167,995      24,108,442

Real Estate Fund
Investor Class           75,911       2,805,749        150,757      (6,369)         393,460      161,780       4,230,547

Small Company
Fund Investor
Class                   162,944       1,788,558        223,556      (6,637)         122,055      319,768       3,229,657

Value Fund
Investor Class          963,764       6,663,914        878,871      (1,320)         780,676    1,713,124      13,054,005

Vista Fund
Investor Class          276,338       4,902,103      1,872,679        8,316          43,202      438,398       9,232,662

Prime Money
Market Fund
Investor Class       10,993,126      12,296,751        917,866           --         840,813   22,372,011      22,372,011

International
Bond Fund
Investor Class          737,059      10,854,566        243,806      (9,766)         326,052    1,507,491      21,210,398

International
Growth Fund
Investor Class          653,301       6,688,815      2,644,050       44,564          77,431      988,506      13,611,728
                     ----------    ------------    -----------    ---------      ----------                 ------------
                                   $121,090,175    $12,107,865      $15,943      $6,803,477                 $227,439,453
                                   ============    ===========    =========      ==========                 ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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25

                                                                                                    July 31, 2007
                     July 31,
                       2006
Fund/                  Share        Purchase         Sales       Realized    Distributions      Share         Market
Underlying Fund       Balance         Cost           Cost       Gain (Loss)   Received(1)      Balance        Value

One Choice Portfolio: Moderate

Equity Growth
Fund Investor
Class                 1,687,245     $46,486,294     $1,919,162    $(10,837)      $3,290,591    3,413,200     $88,572,541

Growth Fund
Investor Class        1,055,431      24,998,873      1,598,752        1,711          23,003    2,102,736      50,108,199

Large Company
Value Fund
Investor Class        3,373,572      31,417,430      3,939,075        8,103       1,112,905    7,069,404      53,798,165

Real Estate Fund
Investor Class          175,411       7,738,792        235,791      (5,085)         955,780      417,609      10,920,475

Small Company
Fund Investor
Class                   501,537       6,368,612        341,240     (13,656)         394,676    1,100,773      11,117,807

Value Fund
Investor Class        1,781,053      13,924,259      1,996,704        8,890       1,425,127    3,318,289      25,285,362

Vista Fund
Investor Class        1,126,585      21,957,885      6,521,587     (70,571)         193,399    1,982,955      41,761,032

Diversified Bond
Fund Investor
Class                 6,125,114      89,921,177        400,691     (13,072)       4,891,362   15,108,434     149,422,412

High-Yield Fund
Investor Class        1,015,623       7,971,651      2,521,151     (59,502)         696,971    1,870,879      11,487,197

Emerging Markets
Fund Investor
Class                 1,068,723      12,851,277      2,499,158      191,766       2,757,809    2,195,578      24,656,341

International
Growth Fund
Investor Class        2,434,874      29,580,572      7,450,022      149,977         313,049    4,254,581      58,585,580

Prime Money
Market Fund
Investor Class       15,237,051      20,429,216         93,223           --       1,254,119   35,573,044      35,573,044

International
Bond Fund
Investor Class          757,510      13,481,576         66,187      (3,971)         356,161    1,731,065      24,356,085
                     ----------    ------------    -----------    ---------     -----------   ----------    ------------
                                   $327,127,614    $29,582,743     $183,753     $17,664,952                 $585,644,240
                                   ============    ===========    =========     ===========                 ============

One Choice Portfolio: Aggressive

Equity Growth
Fund Investor
Class                 1,161,627     $25,484,516     $1,479,756     $(3,189)      $2,017,657    2,088,338     $54,192,371

Growth Fund
Investor Class        1,414,558      25,545,884        911,898      (5,824)          27,614    2,513,849      59,905,023

Large Company
Value Fund
Investor Class        2,279,282      16,618,052      1,691,137        7,681         685,887    4,284,730      32,606,795

Real Estate Fund
Investor Class          133,370       4,840,352        229,254      (5,031)         652,677      282,762       7,394,226

Small Company
Fund Investor
Class                   428,074       4,243,130        101,869      (5,104)         302,248      838,718       8,471,052

Value Fund
Investor Class        1,150,600       7,118,337      1,497,262        6,928         812,450    1,872,957      14,271,932

Vista Fund
Investor Class        1,594,954      22,741,987      5,316,620       64,442         274,257    2,594,601      54,642,297

Emerging Markets
Fund Investor
Class                 1,391,260      11,536,962      2,116,430      182,623       3,048,020    2,417,645      27,150,153

International
Growth Fund
Investor Class        2,288,519      21,107,117      5,050,839       54,101         266,288    3,602,665      49,608,697

Diversified Bond
Fund Investor
Class                 2,675,997      34,832,489        303,316     (10,755)       2,007,060    6,140,346      60,728,022

High-Yield Fund
Investor Class        1,390,222       8,685,909      1,362,195     (36,131)         871,320    2,534,166      15,559,779

Prime Money
Market Fund
Investor Class        3,862,210       4,209,474         39,711           --         287,391    8,031,973       8,031,973

International
Bond Fund
Investor Class          144,708       2,072,406         22,678        (788)          60,951      293,166       4,124,846
                      ---------    ------------    -----------    ---------     -----------    ---------
                                   $189,036,615    $20,122,965     $248,953     $11,313,820                 $396,687,166
                                   ============    ===========    =========     ===========                 ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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26

                                                                                                    July 31, 2007
                     July 31,
                       2006
Fund/                Share         Purchase          Sales       Realized    Distributions      Share         Market
Underlying Fund       Balance        Cost            Cost       Gain (Loss)   Received(1)      Balance        Value

One Choice Portfolio: Very Aggressive

Equity Growth Fund
Investor Class         576,860      $14,443,643       $910,060     $(4,786)      $1,011,821    1,097,999     $28,493,074

Growth Fund
Investor Class         697,982       14,402,002        733,606      (5,309)          13,608    1,304,700      31,091,001

Large Company
Value Fund
Investor Class       1,156,008        8,958,285        696,845      (5,922)         343,768    2,258,544      17,187,520

Real Estate Fund
Investor Class          54,124        2,171,260        127,135      (4,567)         264,466      120,735       3,157,220

Small Company Fund
Investor Class         192,812        2,131,066         56,390      (2,610)         136,012      397,812       4,017,901

Value Fund
Investor Class         604,033        4,331,845        743,806      (1,521)         438,219    1,065,877       8,121,983

Vista Fund
Investor Class         784,706       12,234,021      2,231,748       65,858         137,735    1,352,983      28,493,822

Emerging Markets
Fund Investor
Class                  658,305        5,905,698        996,831       64,290       1,425,257    1,189,434      13,357,344

International
Growth Fund
Investor Class       1,142,021       11,574,245      2,136,392       18,050         133,743    1,906,138      26,247,520

Diversified Bond
Fund Investor
Class                   80,339        3,411,010        728,368     (14,591)         126,307      349,452       3,456,080

Prime Money Market
Fund Investor
Class                1,567,786        1,902,215         42,940           --         118,238    3,427,061       3,427,061

International Bond
Fund Investor
Class                   58,738          941,313         25,602        (916)          24,811      125,026       1,759,116
                     ---------      -----------     ----------    ---------      ----------    ---------    ------------
                                    $82,406,603     $9,429,723     $107,976      $4,173,985                 $168,809,642
                                    ===========     ==========    =========      ==========                 ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

5. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of July 31, 2007, Moderate owned 25% of the total outstanding shares of Diversified Bond Fund. As of July 31, 2007, the funds, in aggregate, owned 53% of Diversified Bond Fund.

6. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gain or losses. Investing in emerging markets may accentuate these risks.

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27

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 were as follows:

                                Very Conservative            Conservative
                                 2007         2006        2007         2006
DISTRIBUTIONS PAID FROM

Ordinary income               $1,168,860    $445,170   $5,250,076   $2,121,359

Long-term capital gains        $53,579      $12,349     $448,367      $54,085

                                     Moderate                 Aggressive
                                 2007         2006        2007         2006
DISTRIBUTIONS PAID FROM

Ordinary income              $12,120,744   $4,656,349  $6,150,181   $2,399,441

Long-term capital gains       $1,312,958    $85,464    $1,023,260     $60,490

                                 Very Aggressive
                                 2007         2006
DISTRIBUTIONS PAID FROM

Ordinary income               $2,023,155    $877,225

Long-term capital gains        $466,050     $26,412

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2007, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                              Very                                                            Very
                      Conservative    Conservative        Moderate      Aggressive      Aggressive
Federal tax cost
of investments         $40,370,908    $218,091,741    $545,463,577    $355,615,643    $147,887,184
                       ===========    ============    ============    ============    ============
Gross tax
appreciation of
investments               $816,427     $10,749,292     $43,500,683     $43,240,872     $21,325,617

Gross tax
depreciation of
investments              (303,141)     (1,401,580)     (3,320,020)     (2,169,349)       (403,159)
                       -----------    ------------    ------------    ------------    ------------
Net tax
appreciation
(depreciation) of
investments               $513,286      $9,347,712     $40,180,663     $41,071,523     $20,922,458
                       ===========    ============    ============    ============    ============
Undistributed
ordinary income           $168,405        $706,426      $1,472,882      $2,779,922        $645,148

Accumulated
long-term gains           $146,755      $1,259,854      $5,269,237      $4,043,172      $1,915,921

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
28

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures.
FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has concluded that the adoption of FIN 48 will not materially impact the financial statements.

The FASB issued Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gain distributions for the fiscal year ended July 31, 2007, as follows:

  Very Conservative    Conservative   Moderate    Aggressive    Very Aggressive

       $53,579           $448,367    $1,312,958   $1,023,260        $466,050

The funds hereby designate qualified dividend income for the year ended July
31, 2007, as follows:

  Very Conservative    Conservative   Moderate    Aggressive    Very Aggressive

       $95,129           $825,960    $2,454,240   $1,708,239        $855,122

For corporate taxpayers, the following ordinary income distributions paid during the fiscal year ended July 31, 2007, qualify for the corporate dividends received deduction.

  Very Conservative    Conservative   Moderate    Aggressive    Very Aggressive

       $96,392           $759,944    $1,926,014   $1,191,914        $608,412

The funds hereby designate qualified short-term capital gain distributions for purposes of Internal Revenue Code 871 for the fiscal year ended July 31, 2007, as follows:

  Very Conservative    Conservative   Moderate    Aggressive    Very Aggressive

       $15,556           $18,802      $173,967     $104,025         $24,967

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29

FINANCIAL HIGHLIGHTS
One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                        2007       2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                  $10.23     $10.27     $10.00
                                                     -------    -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                        0.40       0.37       0.25

 Net Realized and Unrealized Gain (Loss)                0.33     (0.04)       0.29
                                                     -------    -------    -------
 Total From Investment Operations                       0.73       0.33       0.54
                                                     -------    -------    -------
Distributions

 From Net Investment Income                           (0.39)     (0.36)     (0.27)

 From Net Realized Gains                              (0.02)     (0.01)         --
                                                     -------    -------    -------
 Total Distributions                                  (0.41)     (0.37)     (0.27)
                                                     -------    -------    -------
Net Asset Value, End of Period                        $10.55     $10.23     $10.27
                                                     =======    =======    =======

TOTAL RETURN(3)                                        7.23%      3.27%      5.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                               0.00%      0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                  3.83%      3.67%   3.00%(5)

Portfolio Turnover Rate                                  17%        34%        38%

Net Assets, End of Period (in thousands)             $40,983    $19,852    $10,132

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

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30

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                      2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                $10.66      $10.54     $10.00
                                                   -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                      0.35        0.34       0.22

 Net Realized and Unrealized Gain (Loss)              0.75        0.12       0.58
                                                   -------     -------    -------
 Total From Investment Operations                     1.10        0.46       0.80
                                                   -------     -------    -------
Distributions

 From Net Investment Income                         (0.35)      (0.33)     (0.26)

 From Net Realized Gains                            (0.03)      (0.01)         --
                                                   -------     -------    -------
 Total Distributions                                (0.38)      (0.34)     (0.26)
                                                   -------     -------    -------
Net Asset Value, End of Period                      $11.38      $10.66     $10.54
                                                   =======     =======    =======

TOTAL RETURN(3)                                     10.41%       4.45%      8.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                             0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                3.14%       3.23%   2.63%(5)

Portfolio Turnover Rate                                 7%          8%        12%

Net Assets, End of Period (in thousands)          $227,830    $110,384    $43,183

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

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31

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.34      $10.97     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.35        0.34       0.17

 Net Realized and Unrealized Gain (Loss)               1.29        0.38       0.99
                                                    -------     -------    -------
 Total From Investment Operations                      1.64        0.72       1.16
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.35)      (0.34)     (0.19)

 From Net Realized Gains                             (0.05)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.40)      (0.35)     (0.19)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $12.58      $11.34     $10.97
                                                    =======     =======    =======

TOTAL RETURN(3)                                      14.56%       6.68%     11.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.85%       3.02%   1.98%(5)

Portfolio Turnover Rate                                  7%          7%         3%

Net Assets, End of Period (in thousands)           $586,377    $253,610    $97,313

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

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32

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $11.83      $11.26     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.32        0.31       0.14

 Net Realized and Unrealized Gain (Loss)               1.87        0.56       1.22
                                                    -------     -------    -------
 Total From Investment Operations                      2.19        0.87       1.36
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.28)      (0.29)     (0.10)

 From Net Realized Gains                             (0.05)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.33)      (0.30)     (0.10)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $13.69      $11.83     $11.26
                                                    =======     =======    =======

TOTAL RETURN(3)                                      18.78%       7.84%     13.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 2.46%       2.68%   1.52%(5)

Portfolio Turnover Rate                                  7%          6%         3%

Net Assets, End of Period (in thousands)           $397,022    $191,350    $64,623

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

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33

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                                       2007        2006    2005(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $12.23      $11.48     $10.00
                                                    -------     -------    -------
Income From Investment Operations

 Net Investment Income (Loss)(2)                       0.25        0.25       0.08

 Net Realized and Unrealized Gain (Loss)               2.40        0.78       1.49
                                                    -------     -------    -------
 Total From Investment Operations                      2.65        1.03       1.57
                                                    -------     -------    -------
Distributions

 From Net Investment Income                          (0.24)      (0.27)     (0.09)

 From Net Realized Gains                             (0.06)      (0.01)         --
                                                    -------     -------    -------
 Total Distributions                                 (0.30)      (0.28)     (0.09)
                                                    -------     -------    -------
Net Asset Value, End of Period                       $14.58      $12.23     $11.48
                                                    =======     =======    =======

TOTAL RETURN(3)                                      21.87%       9.00%     15.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(4)                              0.00%       0.00%   0.00%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                 1.85%       2.08%   0.84%(5)

Portfolio Turnover Rate                                  8%          9%         8%

Net Assets, End of Period (in thousands)           $168,844     $77,262    $25,649

(1) September 30, 2004 (fund inception) through July 31, 2005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5) Annualized.

See Notes to Financial Statements.

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34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders,
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very
Conservative, One Choice Portfolio: Conservative, One Choice Portfolio:
Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very
Aggressive (collectively the "Funds"), five of the mutual funds comprising
American Century Asset Allocation Portfolios, Inc. as of July 31, 2007, and
the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of
July 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising American Century Asset Allocation Portfolios, Inc. as
of July 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 14, 2007

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35

PROXY VOTING RESULTS

A special meeting of shareholders was held on July 27, 2007, to vote on the following proposal. The proposal received the required number of votes of the
American Century Asset Allocation Portfolios, Inc., and was adopted. A summary of voting results is listed below the proposal.

PROPOSAL:

To elect nine Directors to the Board of Directors of American Century Asset
Allocation Portfolios, Inc. (the proposal was voted on by all shareholders of funds issued by American Century Asset Allocation Portfolios, Inc.):

James E. Stowers, Jr.       For:                 1,416,441,649
                            Withhold:               10,836,309
                            Abstain:                         0
                            Broker Non-Vote:                 0

Jonathan S. Thomas          For:                 1,417,375,725
                            Withhold:                9,902,233
                            Abstain:                         0
                            Broker Non-Vote:                 0

Thomas A. Brown             For:                 1,417,853,110
                            Withhold:                9,424,849
                            Abstain:                         0
                            Broker Non-Vote:                 0

Andrea C. Hall              For:                 1,417,179,388
                            Withhold:               10,098,571
                            Abstain:                         0
                            Broker Non-Vote:                 0

James A. Olson              For:                 1,417,931,210
                            Withhold:                9,346,748
                            Abstain:                         0
                            Broker Non-Vote:                 0

Donald H. Pratt             For:                 1,417,345,399
                            Withhold:                9,932,560
                            Abstain:                         0
                            Broker Non-Vote:                 0

Gale E. Sayers              For:                 1,417,193,268
                            Withhold:               10,084,690
                            Abstain:                         0
                            Broker Non-Vote:                 0

M. Jeannine Strandjord      For:                 1,416,594,224
                            Withhold:               10,683,724
                            Abstain:                         0
                            Broker Non-Vote:                 0

Timothy S. Webster          For:                 1,417,239,775
                            Withhold:               10,038,183
                            Abstain:                         0
                            Broker Non-Vote:                 0

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36

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American
Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century
Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed.
No officer is compensated for his or her service as an officer of the funds.
The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS

JAMES E. STOWERS, JR.
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director
and Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to
February 2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JONATHAN S. THOMAS
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Director and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 109
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

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37

INDEPENDENT DIRECTORS

THOMAS A. BROWN
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUNDS: Director (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, Associated
Investments, LLC (real estate investment company); Managing Member, Brown
Cascade Properties, LLC (real estate investment company); Retired, Area Vice
President, Applied Industrial Technologies
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

ANDREA C. HALL, PH.D.
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1997)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the
President, Midwest Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

JAMES A. OLSON
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1942
POSITION(S) HELD WITH FUNDS: Director (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Plaza Belmont LLC; Chief
Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Saia, Inc. and Entertainment
Properties Trust

DONALD H. PRATT
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, Western Investments, Inc.; Retired Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

GALE E. SAYERS
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUNDS: Director (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive
Officer and Founder, Sayers40, Inc., a technology products and service provider
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

M. JEANNINE STRANDJORD
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Director (since 1994)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.; Director, Charming Shoppes, Inc.

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38

TIMOTHY S. WEBSTER
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUNDS: Director (since 2001)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB
Acquisition Group LLC (September 2006 to present); President and Chief
Executive Officer, American Italian Pasta Company (2001 to December 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

OFFICERS

MARYANNE ROEPKE
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

CHARLES A. ETHERINGTON
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November
2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present); and Controller, various American Century funds (1997 to
September 2006)

C. JEAN WADE
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUNDS: Controller (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present)

JON ZINDEL
4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

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39

APPROVAL OF MANAGEMENT AGREEMENT
One Choice Portfolios

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning One Choice Portfolio: Very Aggressive, One
Choice Portfolio: Aggressive, One Choice Portfolio: Moderate, One Choice
Portfolio: Conservative and One Choice Portfolio: Very Conservative (the
"funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement. The board also had the benefit of the advice of its independent counsel throughout the period.

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40

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information

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41

for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The
Directors also review detailed performance information during the 15(c)
Process comparing the funds' performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. One Choice Portfolio: Very Conservative's performance fell below the median for both the one and three year periods during part of the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. Each other funds'
performance for both the one and three year periods was above the median for its respective peer groups.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

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42

COMPARISON TO OTHER FUNDS' FEES. The funds invest their non-cash assets entirely in other American Century funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval.
The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the portion of the expenses incurred by the underlying funds to the total expense ratio of other funds in the funds' peer group. The expenses of One Choice
Portfolio: Very Aggressive, One Choice Portfolio: Conservative and One Choice
Portfolio: Very Conservative were in the lowest quartile of the total expense ratios of their peer groups. The expenses of One Choice Portfolio: Aggressive and One Choice Portfolio: Moderate were below the median of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

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43

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

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44

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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45

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP NON-U.S. WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

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46

NOTES

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47

NOTES

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48

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0709
SH-ANN-56323N

ITEM 2.  CODE OF ETHICS.

a.   The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

b.   No response required.

c.   None.

d.   None.

e.   Not applicable.

f.   The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation  Portfolios,  Inc.'s
     Annual Certified  Shareholder Report on Form N-CSR, File No. 811-21591,  on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Donald  H.  Pratt,   Thomas  A.  Brown  and  Gale  E.  Sayers  are  the
         registrant's  designated audit committee  financial  experts.  They are
         "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2006:  $69,670
         FY 2007:  $67,340

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2006:  $15,000
         FY 2007:  $0

         These  services  included  review of federal and state income tax forms for 2006.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2006:  $0
         FY 2007:  $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2006:  $0
         FY 2007:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2006:  $179,156
         FY 2007:  $178,992

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    September 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    September 28, 2007

By:      /s/  Robert J. Leach
         ---------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    September 28, 2007